SEC. File Nos. 33-66214
                                    811-7888

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 15
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                              Amendment No. 17


                      LIMITED TERM TAX-EXEMPT BOND FUND OF
                      AMERICA (Exact Name of Registrant as
                              specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                         Registrant's telephone number,
                              including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                  Limited Term Tax-Exempt Bond Fund of America
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2371
                          (Counsel for the Registrant)


                       Approximate date of proposed public
                                    offering:
      It is proposed that this filing will become effective on November 1,
                  2002, pursuant to paragraph (b) of rule 485.

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/




The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/











TABLE OF CONTENTS
 1    Risk/Return Summary
 7    Fees and Expenses of the Funds
10    Investment Objectives, Strategies and Risks
16    Management and Organization
19    Shareholder Information
20    Choosing a Share Class
22    Purchase and Exchange of Shares
23    Sales Charges
25    Sales Charge Reductions and Waivers
27    Plans of Distribution
28    How to Sell Shares
29    Distributions and Taxes
31    Financial Highlights





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 November 1, 2002

Risk/Return Summary

THE TAX-EXEMPT BOND FUND OF AMERICA AND LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA The funds seek to provide you with high current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The Tax-Exempt Bond Fund of America invests primarily in municipal bonds rated A or better, but may invest in lower quality municipal bonds. Limited Term Tax-Exempt Bond Fund of America invests primarily in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better, but may also invest significantly in bonds rated Baa or BBB. The funds are designed for investors seeking a high level of current income exempt from federal income tax.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND The fund seeks to provide you with high current income exempt from regular federal income tax by investing primarily in municipal bonds. The fund invests a substantial portion of its portfolio in lower quality municipal bonds. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

THE TAX-EXEMPT FUND OF CALIFORNIA The fund's primary objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is to preserve your investment. The fund invests primarily in municipal bonds, including lower quality bonds, issued by municipalities in the state of California. The fund is designed for investors seeking income exempt from federal and state taxes, and capital preservation over the long term and is available only to California residents. Because the fund invests in securities issued by California municipalities, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state.

APPLICABLE TO ALL FUNDS The funds emphasize undervalued but fundamentally sound investments in municipal obligations, including those issued to finance roads, schools, hospitals, airports and other public needs. Municipalities include counties, cities, towns, and various regional or special districts.

Your investment in the funds is subject to risks, including the possibility that a fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of and the income generated by debt securities owned by the funds may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
Tax-Exempt Income Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year and by showing how the funds' average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

Unlike the bar charts, the Investment Results Tables reflect, as required by Securities and Exchange Commission rules, each fund's results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 3.75%. Class A sales charges are reduced for purchases of $100,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Each fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, taxable dividends or capital gain distributions) by each fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by each fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGES.

Since each fund's Class C and F shares were first available on March 15, 2001, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Tables on the following pages, the Investment Results Tables on pages 13-15 reflect each fund's results calculated without a sales charge.



                                     2
                                           Tax-Exempt Income Funds / Prospectus

THE TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992  9.03%
1993  11.61
1994  -4.82
1995  17.28
1996   4.57
1997   8.98
1998   6.04
1999  -2.31
2000   9.69
2001   5.57
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST                              6.87%  (quarter ended March 31, 1995)
LOWEST                              -4.93%  (quarter ended March 31, 1994)


The year-to-date result was 8.63% for the nine months ended September 30, 2002.



 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                                 ONE    FIVE    TEN   LIFETIME
                                                 YEAR   YEARS  YEARS
-------------------------------------------------------------------------------
 CLASS A - BEGAN 10/3/79
 Before Taxes                                    1.58%  4.70%  5.98%    7.76%
 After Taxes on Distributions                    1.51%  4.59%  5.85%     N/A
 After Taxes on Distributions and Sale of Fund
 Shares                                          2.89%  4.75%  5.85%     N/A
 CLASS B - BEGAN 3/15/00
 Before Taxes                                   -0.19%   N/A    N/A     4.98%
 INDEXES/1/
 Lehman Brothers Municipal Bond Index/2/         5.13%  5.98%  6.63%     N/A
 Lipper General Municipal Debt Average/3/        3.90%  4.79%  5.86%    7.86%
 Class A 30-day yield at December 31, 2001: 4.07%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)



1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares began investment operations; therefore, lifetime results are not available.
3 The Lipper General Municipal Debt Funds Average represents funds that invest at least 65% of assets in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     3
Tax-Exempt Income Funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1995  19.05%
1996   6.45
1997  10.37
1998   4.89
1999  -2.31
2000   7.31
2001   6.22
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST                      7.46%  (quarter ended March 31, 1995)
LOWEST                      -1.40%  (quarter ended December 31, 1999)


The year-to-date result was 6.55% for the nine months ended September 30, 2002.



 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                                    ONE     FIVE     LIFETIME
                                                   YEAR     YEARS
-------------------------------------------------------------------------------
 CLASS A - BEGAN 9/26/94
 Before Taxes                                      2.26%    4.41%      6.41%
 After Taxes on Distributions                      2.26%    4.36%      6.24%
 After Taxes on Distributions and Sale of Fund
 Shares                                            3.54%    4.59%      6.23%
 CLASS B - BEGAN 3/15/00
 Before Taxes                                      0.50%     N/A       4.33%
 INDEXES/1/
 Lehman Brothers Municipal Bond Index/2/           5.13%    5.98%      6.84%
 Lipper High Yield Municipal Debt Average/3/       4.95%    3.83%      5.15%
 Class A 30-day yield at December 31, 2001: 5.15%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)



1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     4
                                           Tax-Exempt Income Funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1994  -2.89%
1995  12.36
1996   4.46
1997   7.30
1998   5.50
1999  -0.60
2000   7.45
2001   5.24
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST                 4.38%  (quarter ended March 31, 1995)
LOWEST                 -3.44%  (quarter ended March 31, 1994)


The year-to-date result was 7.57% for the nine months ended September 30, 2002.



 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                                 ONE YEAR   FIVE     LIFETIME
                                                            YEARS
-------------------------------------------------------------------------------
 CLASS A - BEGAN 10/6/93
 Before Taxes                                      1.31%    4.14%      4.56%
 After Taxes on Distributions                      1.31%    4.14%      4.56%
 After Taxes on Distributions and Sale of Fund
 Shares                                            2.38%    4.17%      4.54%
 CLASS B - BEGAN 3/15/00
 Before Taxes                                     -0.63%     N/A       3.82%
 INDEXES/1/
 Lehman Brothers 7-Year Municipal Bond Index/2/    5.18%    5.55%      5.35%
 Lipper Intermediate Municipal Debt Average/3/     4.53%    4.83%      4.77%
 Class A 30-day yield at December 31, 2001: 3.47%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)



1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers 7-Year Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     5
Tax-Exempt Income Funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992   8.27%
1993  12.66
1994  -5.09
1995  17.59
1996   4.27
1997   8.54
1998   6.13
1999  -1.97
2000  11.29
2001   3.83
[end chart]

Highest/lowest quarterly results during this time period were:


HIGHEST                                 7.46%  (quarter ended March 31, 1995)
LOWEST                                 -4.68%  (quarter ended March 31, 1994)



The year-to-date result was 8.79% for the nine months ended September 30, 2002.



 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                                 ONE    FIVE    TEN   LIFETIME
                                                 YEAR   YEARS  YEARS
-------------------------------------------------------------------------------
 CLASS A - BEGAN 10/28/86
 Before Taxes                                   -0.06%  4.67%  5.95%    6.28%
 After Taxes on Distributions                   -0.20%  4.52%  5.85%     N/A
 After Taxes on Distributions and Sale of Fund   1.68%  4.64%  5.80%     N/A
 Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                                   -1.88%   N/A    N/A     4.63%
-------------------------------------------------------------------------------
 INDEXES/1/
 Lehman Brothers Municipal Bond Index/2/         5.13%  5.98%  6.63%    7.22%
 Lipper California Municipal Debt Average/3/     3.71%  5.07%  6.07%    6.39%
 Class A 30-day yield at December 31, 2001:  3.82%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)



1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     6
                                           Tax-Exempt Income Funds / Prospectus

Fees and Expenses of the Funds


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)

                                         CLASS A   CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 Maximum sales charge imposed on
 purchases                                3.75%/1/   none      none      none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on           none      none      none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Maximum deferred sales charge           none/2/    5.00%/3/  1.00%/4/   none
-------------------------------------------------------------------------------
 Redemption or exchange fees               none      none      none      none



1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

3 Deferred sales charge is reduced after 12 months and eliminated after six years.
4 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                   CLASS            CLASS
                                     A     CLASS B    C     CLASS F
 THE TAX-EXEMPT BOND FUND OF
 AMERICA
---------------------------------------------------------------------
 Management Fees                   0.33%    0.33%   0.33%    0.33%
---------------------------------------------------------------------
 Distribution and/or Service       0.25%    1.00%   1.00%    0.25%
 (12b-1) Fees/1/
---------------------------------------------------------------------
 Other Expenses                    0.05%    0.05%   0.18%    0.20%
---------------------------------------------------------------------
 Total Annual Fund Operating
 Expenses                          0.63%    1.38%   1.51%    0.78%

 AMERICAN HIGH-INCOME MUNICIPAL
 BOND FUND

 Management Fees                   0.41%    0.41%   0.41%    0.41%
 Distribution and/or Service       0.30%    1.00%   1.00%    0.25%
 (12b-1) Fees/2/
 Other Expenses                    0.06%    0.06%   0.18%    0.22%
 Total Annual Fund Operating
 Expenses                          0.77%    1.47%   1.59%    0.88%

 LIMITED TERM TAX-EXEMPT BOND
 FUND OF AMERICA
 Management Fees                   0.31%    0.31%   0.31%    0.31%
 Distribution and/or Service
 (12b-1) Fees/2/                   0.30%    1.00%   1.00%    0.25%
 Other Expenses                    0.09%    0.09%   0.21%    0.26%
 Total Annual Fund Operating
 Expenses                          0.70%    1.40%   1.52%    0.82%

 THE TAX-EXEMPT FUND OF
 CALIFORNIA
 Management Fees                   0.37%    0.37%   0.37%    0.37%
 Distribution and/or Service
 (12b-1) Fees/1/                   0.25%    1.00%   1.00%    0.25%
 Other Expenses                    0.06%    0.05%   0.18%    0.21%
 Total Annual Fund Operating
 Expenses                          0.68%    1.42%   1.55%    0.83%



1 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.

2 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.



                                     7
Tax-Exempt Income Funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                                    THRE E
                                                     YEARS
                                            ONE                 FIVE     TEN
                                            YEAR               YEARS    YEARS
-------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 Class A/1/                                 $437  $       569  $  713   $1,132
-------------------------------------------------------------------------------
 Class B - assuming redemption/2/           $640  $       837  $  955   $1,452
-------------------------------------------------------------------------------
 Class B - assuming no redemption           $140  $       437  $  755   $1,452
-------------------------------------------------------------------------------
 Class C - assuming redemption/3/           $254  $       477  $  824   $1,802
-------------------------------------------------------------------------------
 Class C - assuming no redemption           $154  $       477  $  824   $1,802
-------------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/    $ 80  $       249  $  433   $  966

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 Class A/1/                                 $451  $       612  $  787   $1,293
-------------------------------------------------------------------------------
 Class B - assuming redemption/2/           $650  $       865  $1,003   $1,567
-------------------------------------------------------------------------------
 Class B - assuming no redemption           $150  $       465  $  803   $1,567
-------------------------------------------------------------------------------
 Class C - assuming redemption/3/           $262  $       502  $  866   $1,889
-------------------------------------------------------------------------------
 Class C - assuming no redemption           $162  $       502  $  866   $1,889
-------------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/    $ 90  $       281  $  488   $1,084

 LIMITED TERM TAX-EXEMPT BOND FUND OF
 AMERICA
 Class A/1/                                 $444  $       590  $  750   $1,213
 Class B - assuming redemption/2/           $643  $       843  $  966   $1,489
--------------------------------------------
 Class B - assuming no redemption           $143  $       443  $  766   $1,489
--------------------------------------------
 Class C - assuming redemption/3/           $255  $       480  $  829   $1,813
--------------------------------------------
 Class C - assuming no redemption           $155  $       480  $  829   $1,813
--------------------------------------------
 Class F - excludes intermediary fees/4/    $ 84  $       262  $  455   $1,014

 THE TAX-EXEMPT FUND OF CALIFORNIA
 Class A/1/                                 $442  $       584  $  739   $1,190
 Class B - assuming redemption/2/           $645  $       849  $  976   $1,500
--------------------------------------------
 Class B - assuming no redemption           $145  $       449  $  776   $1,500
--------------------------------------------
 Class C - assuming redemption/3/           $258  $       490  $  845   $1,845
--------------------------------------------
 Class C - assuming no redemption           $158  $       490  $  845   $1,845
--------------------------------------------
 Class F - excludes intermediary fees/4/    $ 85  $       265  $  460   $1,025





                                     8
                                           Tax-Exempt Income Funds / Prospectus

1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A expenses for years nine and ten because Class B shares automatically convert to Class A shares after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.



                                     9
Tax-Exempt Income Funds / Prospectus

Investment Objectives, Strategies and Risks

THE TAX-EXEMPT BOND FUND OF AMERICA

The fund's investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. It seeks to achieve this objective by investing primarily in municipal bonds, including lower quality bonds.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities subject to alternative minimum tax. The fund will invest at least 65% of its assets in debt securities rated A or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest up to 35% of its assets in debt securities rated Baa or BBB or below or unrated but determined to be of equivalent quality (however, no more than 20% of its assets may be invested in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality).

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax. The fund invests primarily in municipal bonds and will invest at least 50% of its assets in lower quality debt securities (rated Baa or BBB or below or unrated but determined to be of equivalent quality).

In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type. This may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its stated maturity and quality standards and preservation of capital. The fund invests primarily in municipal bonds with average effective maturities between 3 and 10 years and with quality ratings of A or better.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest up to



                                     10
                                           Tax-Exempt Income Funds / Prospectus

20% of its assets in securities that may subject you to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alter native minimum tax. The fund may also invest significantly in municipal bonds rated Baa or BBB or unrated but determined to be of equivalent quality.

THE TAX-EXEMPT FUND OF CALIFORNIA

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing primarily in municipal bonds, including lower quality bonds, issued by municipalities in the state of California.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund which does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California is contained in the statement of additional information.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax. The fund will invest primarily in debt securities rated Baa or BBB or better or unrated but determined to be of equivalent quality. The fund may invest up to 20% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

                        *               *              *

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of and the income generated by most debt securities held by each fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely




                                     11
Tax-Exempt Income Funds / Prospectus
payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. See the Appendix in the statement of additional information for credit rating descriptions.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions which shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The funds may also hold cash, money market instruments or taxable debt securities. The size of each fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of each fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term investment opportunities. This can be accomplished through fundamental analysis. Securities may be sold when the investment adviser believes they no longer represent good long-term value.



                                     12
                                           Tax-Exempt Income Funds / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results tables shown on earlier pages, the tables below reflect each fund's results calculated without a sales charge.

THE TAX-EXEMPT BOND FUND OF AMERICA

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                     ONE YEAR    FIVE      TEN      LIFETIME
                                                YEARS     YEARS
-------------------------------------
 CLASS A - BEGAN 10/3/79
 Before Taxes                         5.57%     5.51%     6.39%       7.95%
 After Taxes on Distributions         5.50%     5.39%     6.25%        N/A
 After Taxes on Distributions and
 Sale of Fund Shares                  5.39%     5.42%     6.21%        N/A
 CLASS B - BEGAN 3/15/00
 Before Taxes                         4.81%      N/A       N/A        7.10%
 INDEXES/1/
 Lehman Brothers Municipal Bond
 Index/2/                             5.13%     5.98%     6.63%        N/A
 Lipper General Municipal Debt
 Average/3/                           3.90%     4.79%     5.86%       7.86%
 Class A distribution rate at December 31, 2001/4/: 4.91%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares began investment operations; therefore, lifetime results are not available.
3 The Lipper General Municipal Debt Funds Average represents funds that invest at least 65% of assets in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.



                                     13
Tax-Exempt Income Funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                          ONE YEAR   FIVE YEARS    LIFETIME

-----------------------------------------
 CLASS A - BEGAN 9/26/94
 Before Taxes                              6.22%       5.21%         6.98%
 After Taxes on Distributions              6.22%       5.16%         6.80%
 After Taxes on Distributions and Sale
 of Fund Shares                            6.03%       5.27%         6.72%
 CLASS B - BEGAN 3/15/00
 Before Taxes                              5.50%        N/A          6.46%
 INDEXES/1/
 Lehman Brothers Municipal Bond
 Index/2/                                  5.13%       5.98%         6.84%
 Lipper High Yield Municipal Debt
 Average/3/                                4.95%       3.83%         5.15%
 Class A distribution rate at December 31, 2001/4/: 5.57%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                          ONE YEAR   FIVE YEARS    LIFETIME

-----------------------------------------
 CLASS A - BEGAN 10/6/93
 Before Taxes                              5.24%       4.94%         5.05%
 After Taxes on Distributions              5.24%       4.93%         5.05%
 After Taxes on Distributions and Sale
 of Fund Shares                            4.83%       4.84%         4.96%
 CLASS B - BEGAN 3/15/00
 Before Taxes                              4.37%        N/A          5.97%
 INDEXES/1/
 Lehman Brothers 7-Year Municipal Bond
 Index/2/                                  5.18%       5.55%         5.35%
 Lipper Intermediate Municipal Debt
 Average/3/                                4.53%       4.83%         4.77%
 Class A distribution rate at December 31, 2001/4/: 3.94%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers 7-Year Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.



                                     14
                                           Tax-Exempt Income Funds / Prospectus

4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.



                                     15
Tax-Exempt Income Funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA


 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                     ONE YEAR    FIVE      TEN      LIFETIME
                                                YEARS     YEARS
-------------------------------------------------------------------------------
 CLASS A - BEGAN 10/28/86
 Before Taxes                         3.83%     5.47%     6.36%       6.55%
 After Taxes on Distributions         3.68%     5.32%     6.26%        N/A
 After Taxes on Distributions and     4.12%     5.32%     6.16%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                         3.07%      N/A       N/A        6.76%
-------------------------------------------------------------------------------
 INDEXES/1/
 Lehman Brothers Municipal Bond       5.13%     5.98%     6.63%       7.22%
 Index/2/
 Lipper California Municipal Debt     3.71%     5.07%     6.07%       6.39%
 Average/3/
 Class A distribution rate at December 31, 2001/4/:  4.50%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Lehman Brothers Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.



                                     16
                                           Tax-Exempt Income Funds / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax- Exempt Bond Fund of America and The Tax-Exempt Fund of California are:



                                     17
Tax-Exempt Income Funds / Prospectus

 PORTFOLIO COUNSELOR/
 FUND/FUND TITLE               PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 (IF APPLICABLE)             EXPERIENCE IN THE FUNDS     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 BRENDA S. ELLERIN                                        Senior Vice President and Director, Capital
                                                         Research Company

 THE TAX-EXEMPT BOND FUND            4 years             Investment professional for 13 years in
 OF AMERICA                    (plus 6 years prior       total; 11 years with Capital Research and
 Senior Vice President       experience as a research    Management Company or affiliate
                            professional for the fund)
 LIMITED TERM TAX-                    6 years
 EXEMPT BOND FUND
 OF AMERICA
 Senior Vice President

 AMERICAN HIGH-INCOME                4 years
 MUNICIPAL BOND FUND           (plus 4 years prior
 Vice President              experience as a research
                            professional for the fund)
-------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                                           Senior Vice President, Capital Research
                                                         Company
 THE TAX-EXEMPT BOND FUND            4 years             Investment professional for 14 years in
 OF AMERICA                    (plus 6 years prior       total; 11 years with Capital Research and
 Senior Vice President       experience as a research    Management Company or affiliate
                            professional for the fund)

 AMERICAN HIGH-INCOME                6 years
 MUNICIPAL BOND FUND           (plus 2 years prior
 Senior Vice President       experience as a research
                            professional for the fund)

 THE TAX-EXEMPT FUND OF              9 years
 CALIFORNIA
 Vice President

 NEIL L. LANGBERG                                        Vice President - Investment Management
                                                         Group, Capital Research and Management
                                                         Company

 THE TAX-EXEMPT BOND FUND            23 years            Investment professional for 24 years, all
 OF AMERICA                                              with Capital Research and Management
 President, Principal                                    Company or affiliate
 Executive Officer and
 Director

 AMERICAN HIGH-INCOME                8 years
 MUNICIPAL BOND FUND
 Senior Vice President

 LIMITED TERM TAX-EXEMPT             9 years
 BOND FUND OF AMERICA
 Senior Vice President

 THE TAX-EXEMPT FUND OF              16 years
 CALIFORNIA
 Senior Vice President

 EDWARD B. NAHMIAS                                       Vice President and Director, Capital
                                                         Research Company

 THE TAX-EXEMPT FUND OF              4 years             Investment professional for 13 years in
 CALIFORNIA                                              total; 6 years with Capital Research and
 Vice President                                          Management Company or affiliate

 THE TAX-EXEMPT BOND FUND            2 years
 OF AMERICA                    (plus 4 years prior
                             experience as a research
                            professional for the fund)





                                     18
                                           Tax-Exempt Income Funds / Prospectus

Tax-Exempt Income Funds / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the funds' transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.



                                     20
                                           Tax-Exempt Income Funds / Prospectus

Choosing a Share Class

Each fund offers different classes of shares through this prospectus. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF A FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

Shares of each fund may be purchased through various investment programs or accounts. HOWEVER, TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future;

.. Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F shares are generally only available to fee-based programs of investment firms that have special agreements with each fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.



                                     21
Tax-Exempt Income Funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 3.75% (reduced or eliminated for purchases of
                         $100,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually for The Tax-Exempt Bond Fund of
                         America and The Tax-Exempt Fund of California, and up
                         to
                         0.30% annually for American High-Income Municipal Bond
                         Fund and Limited Term Tax-Exempt Bond Fund of America
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               lower than Class A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to Class A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to Class F shares after ten
                         years, reducing future annual expenses
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower distribution fees, but lower than Class A shares
                         due to higher other expenses
 Purchase maximum        none
 Conversion              none





                                     22
                                           Tax-Exempt Income Funds / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Exchanges of shares from the money market funds in the American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, EACH FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

The Tax-Exempt Fund of California is only available for purchase or exchange by residents of the state of California.



                                     23
Tax-Exempt Income Funds / Prospectus

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account with The Tax-Exempt Bond Fund of America,
 American High-
 Income Municipal Bond Fund or Limited Term Tax-Exempt Bond Fund of   $    250
 America
                                                                     ----------
 To establish an account with The Tax-Exempt Fund of California       $  1,000
                                                                     ----------
 To add to an account                                                 $     50
                                                                     ----------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                  $100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                  $500,000



VALUING SHARES

Each fund's net asset value is the value of a single share. Each fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.



                                       SALES CHARGE AS A
                                          PERCENTAGE OF
                                                                 DEALER
                                                    NET        COMMISSION
                                        OFFERING   AMOUNT       AS % OF
 INVESTMENT                              PRICE    INVESTED   OFFERING PRICE
----------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%            3.00%
----------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50%     3.63%            2.75%
----------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50%     2.56%            2.00%
----------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00%     2.04%            1.60%
----------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50%     1.52%            1.20%
----------------------------------------------------------------------------
 $1 million or more and certain other    none      none        see below
 investments described below
----------------------------------------------------------------------------





                                     24
                                           Tax-Exempt Income Funds / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. Each fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell
Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.



                                     25
Tax-Exempt Income Funds / Prospectus

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above, but you might face certain tax consequences as a result.

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.


Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you must let your investment dealer or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. To have your Class A, B or C contingent deferred sales charge waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who esta blished the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or



                                     26
                                           Tax-Exempt Income Funds / Prospectus
 variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).



                                     27
Tax-Exempt Income Funds / Prospectus

Plans of Distribution

Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of directors/trustees. The plans provide for annual expenses of up to 0.25% for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California and 0.30% for American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     28
                                           Tax-Exempt Income Funds / Prospectus

How to Sell Shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

You will receive proceeds from a redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days).

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable pro-



                                     29
Tax-Exempt Income Funds / Prospectus
cedures are not employed, it and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
 Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.


TAX CONSEQUENCES

Interest on municipal bonds is generally not included in gross income for federal income tax purposes. Each fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements.
 However, each fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by each fund.

TAXES ON DISTRIBUTIONS

Distributions you receive from the funds may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

It is anticipated that federal exempt-interest dividends paid by The Tax-Exempt Fund of Cali fornia and derived from interest on bonds exempt from California income tax will also be exempt from California corporate and personal income tax (but not from California franchise tax). To the extent the fund's dividends are derived from interest on debt obligations other than California municipal securities, such dividends will be subject to such state's state income tax even though the dividends may be exempt from federal income tax.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The funds' distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.



                                     30
                                           Tax-Exempt Income Funds / Prospectus

                                     31
TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

Please see your tax adviser for further information.
Tax-Exempt Income Funds / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). This information for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America has been audited by PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP. The independent auditors' reports, along with each fund's financial statements, are included in the statements of additional information for each fund, which are available upon request.


THE TAX-EXEMPT BOND FUND OF AMERICA/1/


                                                      INCOME FROM INVESTMENT OPERATIONS/2/         DIVIDENDS AND DISTRIBUTIONS
                                                                   Net gains
                                                                  (losses) on
                                          Net asset                securities                Dividends
                                           value,       Net      (both realized  Total from  (from net   Distributions
                                          beginning  investment       and        investment  investment      (from          Total
                                          of period    income     unrealized)    operations   income)    capital gains) distribution
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2002                      $12.38       $.57         $ .06         $ .63       $(.57)        $(.03)        $(.60)
 Year ended 8/31/2001                       11.81        .60           .57          1.17        (.60)            -          (.60)
 Year ended 8/31/2000                       11.86        .60          (.01)          .59        (.60)         (.04)         (.64)
 Year ended 8/31/1999                       12.60        .59          (.55)          .04        (.59)         (.19)         (.78)
 Year ended 8/31/1998                       12.27        .62           .37           .99        (.62)         (.04)         (.66)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2002                       12.38        .48           .06           .54        (.48)         (.03)         (.51)
 Year ended 8/31/2001                       11.81        .52           .57          1.09        (.52)            -          (.52)
 Period from 3/15/2000 to 8/31/2000         11.50        .21           .34           .55        (.24)            -          (.24)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2002                       12.38        .47           .06           .53        (.47)         (.03)         (.50)
 Period from 3/15/2001 to 8/31/2001         12.10        .21           .29           .50        (.22)            -          (.22)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2002                       12.38        .55           .06           .61        (.55)         (.03)         (.58)
 Period from 3/15/2001 to 8/31/2001         12.10        .24           .29           .53        (.25)            -          (.25)



                                                                     Net assets,    Ratio of      Ratio of
                                            Net asset                  end of      expenses to    net income
                                          value, end of    Total       period      average net    to average
                                             period      return/3/  (in millions)    assets      net assets
-------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2002                        $12.41        5.31%       $2,689          .63%         4.73%
 Year ended 8/31/2001                         12.38       10.22         2,202          .66          5.00
 Year ended 8/31/2000                         11.81        5.27         1,831          .67          5.22
 Year ended 8/31/1999                         11.86         .23         1,917          .65          4.78
 Year ended 8/31/1998                         12.60        8.26         1,795          .66          4.98
-------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2002                         12.41        4.53            81         1.38          3.91
 Year ended 8/31/2001                         12.38        9.45            26         1.40          4.06
 Period from 3/15/2000 to 8/31/2000           11.81        4.89             3          .64          1.99
-------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2002                         12.41        4.40            82         1.51          3.79
 Period from 3/15/2001 to 8/31/2001           12.38        4.20            15          .73          1.77
-------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2002                         12.41        5.15            42          .78          4.54
 Period from 3/15/2001 to 8/31/2001           12.38        4.45             7          .40          2.11


                                           Tax-Exempt Income Funds / Prospectus

                                           YEAR ENDED AUGUST 31
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        8%         21%         29%         15%          23%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.



Tax-Exempt Income Funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/


                                                           INCOME FROM INVESTMENT OPERATIONS/2/      DIVIDENDS AND DISTRIBUTIONS
                                                                       Net (losses)
                                                                         gains on
                                               Net asset                securities                Dividends
                                                value,       Net      (both realized  Total from  (from net   Distributions
                                               beginning  investment       and        investment  investment      (from       Total
                                               of period    income     unrealized)    operations   income)    capital gainsdistribut
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2002                           $15.35       $.84         $(.08)        $ .76       $(.83)        $   -       $(.83)
 Year ended 7/31/2001                            14.87        .83           .48          1.31        (.83)            -        (.83)
 Year ended 7/31/2000                            15.49        .82          (.58)          .24        (.83)         (.03)       (.86)
 Year ended 7/31/1999                            16.12        .81          (.54)          .27        (.82)         (.08)       (.90)
 Year ended 7/31/1998                            15.90        .84           .26          1.10        (.84)         (.04)       (.88)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2002                            15.35        .73          (.08)          .65        (.72)            -        (.72)
 Year ended 7/31/2001                            14.87        .71           .50          1.21        (.73)            -        (.73)
 Period from 3/15/2000 to 7/31/2000              14.79        .23           .14           .37        (.29)            -        (.29)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2002                            15.35        .71          (.08)          .63        (.70)            -        (.70)
 Period from 3/15/2001 to 7/31/2001              15.11        .25           .25           .50        (.26)            -        (.26)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2002                            15.35        .82          (.08)          .74        (.81)            -        (.81)
 Period from 3/19/2001 to 7/31/2001              15.12        .26           .25           .51        (.28)            -        (.28)



                                                                          Net assets,    Ratio of      Ratio of
                                                 Net asset                  end of      expenses to    net income
                                               value, end of    Total       period      average net    to average
                                                  period      return/3/  (in millions)    assets      net assets
------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2002                             $15.28        5.10%        $823           .77%         5.43%
 Year ended 7/31/2001                              15.35        9.14          650           .80          5.50
 Year ended 7/31/2000                              14.87        1.61          550           .80          5.53
 Year ended 7/31/1999                              15.49        1.63          564           .78          5.09
 Year ended 7/31/1998                              16.12        7.05          464           .79          5.19
------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2002                              15.28        4.37           31          1.47          4.68
 Year ended 7/31/2001                              15.35        8.45           11          1.48          4.72
 Period from 3/15/2000 to 7/31/2000                14.87        3.16            2           .55          1.77
------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2002                              15.28        4.22           28          1.59          4.53
 Period from 3/15/2001 to 7/31/2001                15.35        3.34            4           .59          1.75
------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2002                              15.28        4.96           13           .88          5.26
 Period from 3/19/2001 to 7/31/2001                15.35        3.43            1           .35          1.88





                                            YEAR ENDED JULY 31
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       12%         18%         33%         17%          16%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.



                                           Tax-Exempt Income Funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA/1/


                                                               INCOME FROM INVESTMENT OPERATIONS/2/
                                                                            Net gains
                                                                           (losses) on                  Total
                                                   Net asset                securities                dividends
                                                    value,       Net      (both realized  Total from  (from net     Net asset
                                                   beginning  investment       and        investment  investment  value, end of Tota
                                                   of period    income     unrealized)    operations   income)       period   return
------------------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2002                               $15.08       $.58         $ .20         $ .78       $(.58)       $15.28     5.32
 Year ended 7/31/2001                                14.43        .62           .65          1.27        (.62)        15.08     8.99
 Year ended 7/31/2000                                14.62        .73          (.30)          .43        (.62)        14.43     3.09
 Year ended 7/31/1999                                14.85        .61          (.23)          .38        (.61)        14.62     2.59
 Year ended 7/31/1998                                14.79        .66           .06           .72        (.66)        14.85     4.94
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2002                                15.08        .47           .20           .67        (.47)        15.28     4.52
 Year ended 7/31/2001                                14.43        .48           .69          1.17        (.52)        15.08     8.24
 Period from 3/15/2000 to 7/31/2000                  14.27        .24           .13           .37        (.21)        14.43     2.59
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2002                                15.08        .45           .20           .65        (.45)        15.28     4.38
 Period from 3/15/2001 to 7/31/2001                  14.92        .15           .17           .32        (.16)        15.08     2.14
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2002                                15.08        .55           .20           .75        (.55)        15.28     5.11
 Period from 3/15/2001 to 7/31/2001                  14.92        .16           .19           .35        (.19)        15.08     2.34



                                                    Ratio of      Ratio of
                                                   expenses to    net income
                                                   average net    to average
                                                     assets      net assets
-----------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2002                                 .70 %         3.86%
 Year ended 7/31/2001                                 .75/4/        4.18
 Year ended 7/31/2000                                 .75/4/        5.08
 Year ended 7/31/1999                                 .75/4/        4.12
 Year ended 7/31/1998                                 .75/4/        4.40
-----------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2002                                1.40           3.06
 Year ended 7/31/2001                                1.59/4/        3.24
 Period from 3/15/2000 to 7/31/2000                   .61/4/        1.84
-----------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2002                                1.52           2.92
 Period from 3/15/2001 to 7/31/2001                   .75           1.05
-----------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2002                                 .82           3.69
 Period from 3/15/2001 to 7/31/2001                   .60           1.18





                                         YEAR ENDED JULY 31
                          2002       2001       2000       1999        1998
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       9%         21%        34%        17%         34%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Had Capital Research and Management Company not waived management service fees, the fund's expense ratio would have been 0.80%, 0.81%, 0.77% and 0.83% for the fiscal years ended 2001, 2000, 1999 and 1998, respectively, for Class A and 1.60% and 0.71% for the fiscal years ended 2001 and 2000, respectively, for Class B.



Tax-Exempt Income Funds / Prospectus

NOTES



                                     36
                                           Tax-Exempt Income Funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA/1/


                                                    INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                                 Net gains
                                                                (losses) on
                                        Net asset                securities                Dividends
                                         value,       Net      (both realized  Total from  (from net   Distributions
                                        beginning  investment       and        investment  investment      (from           Total
                                        of period    income     unrealized)    operations   income)    capital gains)  distributions
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2002                    $16.56       $.70         $ .04         $ .74       $(.70)        $(.06)         $(.76)
 Year ended 8/31/2001                     16.00        .74           .63          1.37        (.76)         (.05)          (.81)
 Year ended 8/31/2000                     15.72        .74           .31          1.05        (.74)         (.03)          (.77)
 Year ended 8/31/1999                     16.60        .74          (.65)          .09        (.74)         (.23)          (.97)
 Year ended 8/31/1998                     16.22        .79           .47          1.26        (.80)         (.08)          (.88)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2002                     16.56        .58           .04           .62        (.58)         (.06)          (.64)
 Year ended 8/31/2001                     16.00        .62           .63          1.25        (.64)         (.05)          (.69)
 Period from 3/15/2000 to 8/31/2000       15.38        .24           .67           .91        (.29)            -           (.29)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2002                     16.56        .56           .04           .60        (.56)         (.06)          (.62)
 Period from 3/19/2001 to 8/31/2001       16.27        .25           .29           .54        (.25)            -           (.25)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2002                     16.56        .67           .04           .71        (.67)         (.06)          (.73)
 Period from 3/20/2001 to 8/31/2001       16.27        .29           .29           .58        (.29)            -           (.29)



                                                                   Net assets,    Ratio of      Ratio of
                                          Net asset                  end of      expenses to    net income
                                        value, end of    Total       period      average net    to average
                                           period      return/3/  (in millions)    assets      net assets
-----------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2002                      $16.54        4.66%        $542           .68%         4.34%
 Year ended 8/31/2001                       16.56        8.83          470           .69          4.62
 Year ended 8/31/2000                       16.00        6.98          394           .72          4.78
 Year ended 8/31/1999                       15.72         .47          379           .70          4.55
 Year ended 8/31/1998                       16.60        7.98          358           .71          4.83
-----------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2002                       16.54        3.88           14          1.42          3.53
 Year ended 8/31/2001                       16.56        8.04            4          1.43          3.80
 Period from 3/15/2000 to 8/31/2000         16.00        5.99            1           .67          1.77
-----------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2002                       16.54        3.73           21          1.55          3.37
 Period from 3/19/2001 to 8/31/2001         16.56        3.34            3           .73          1.55
-----------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2002                       16.54        4.47            7           .83          4.14
 Period from 3/20/2001 to 8/31/2001         16.56        3.65            1           .42          1.86





                                           YEAR ENDED AUGUST 31
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       11%         27%         42%         23%          28%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

 [logo - American Funds (sm)]


                                          The right choice for the long term/SM/



          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine(R)
          FOR 24                   800/325-3590
          - HOUR INFORMATION       American FundsLine OnLine(R)
                                   www.americanfunds.com
         Telephone conversations may be recorded or monitored for
         verification, recordkeeping and quality assurance
         purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.










[logo - recycled bug]













Printed on recycled paper                  Investment Company File No. 811-2421
TEX-010-1102/MC                            Investment Company File No. 811-8576
                                           Investment Company File No. 811-7888
                                           Investment Company File No. 811-4694
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management    Capital International
Capital Guardian      Capital Bank and Trust

[logo - American Funds (sm)]




                                          The right choice for the long term/SM/




The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/














 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS
 ADDENDUM






 November 1, 2002

Class R-5 shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Funds - pages 7-9


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                                none





 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                               CLASS R-5/1/
 THE TAX-EXEMPT BOND FUND OF AMERICA
 Management Fees                                  0.33%
 Distribution and/or Service (12b-1) Fees         none
 Other Expenses                                   0.14%
 Total Annual Fund Operating Expenses             0.47%

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 Management Fees                                  0.41%
 Distribution and/or Service (12b-1) Fees         none
 Other Expenses                                   0.18%
 Total Annual Fund Operating Expenses             0.59%

 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 Management Fees                                  0.31%
 Distribution and/or Service (12b-1) Fees         none
 Other Expenses                                   0.21%
 Total Annual Fund Operating Expenses             0.52%

 THE TAX-EXEMPT FUND OF CALIFORNIA
 Management Fees                                  0.37%
 Distribution and/or Service (12b-1) Fees         none
 Other Expenses                                   0.15%
 Total Annual Fund Operating Expenses             0.52%



1 Based on estimated amounts for the current fiscal year.

EXAMPLES

The examples below are intended to help you compare the cost of investing in each funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                               ONE      THREE     FIVE     TEN
                                               YEAR     YEARS     YEARS   YEARS
--------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 Class R-5                                     $48   $       151  $263    $591
--------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 Class R-5                                     $60   $       189  $329    $738
--------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------------------------------------------
 Class R-5                                     $53   $       167  $291    $653
--------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
--------------------------------------------------------------------------------
 Class R-5                                     $53   $       167  $291    $653
--------------------------------------------------------------------------------



Purchase and Exchange of Shares - pages 22-23

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales Charges - pages 23-25

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/ - pages 31-35

The financial highlights table is intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). This information for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America has been audited by PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP. The independent auditors' reports, along with each fund's financial statements, are included in the statement of additional information for each fund, which are available upon request.




                                                       INCOME FROM INVESTMENT OPERATIONS
                                                                      Net
                                                                 gains (losses)
                                         Net asset               on securities
                                          value,       Net      (both realized   Total from
                                         beginning  investment        and        investment
                                         of period    income      unrealized)    operations
---------------------------------------------------------------------------------------------
              CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA
 Period from 7/15/2002 to 8/31/2002       $12.33       $.07         $ .08           $.15
---------------------------------------------------------------------------------------------
AMERICAN HIGH-INCOME MUNICIPAL BOND
FUND
 Period from 7/15/2002 to 7/31/2002        15.30        .03          (.02)           .01
---------------------------------------------------------------------------------------------
LIMITED TERM TAX-EXEMPT FUND OF AMERICA
 Period from 7/15/2002 to 7/31/2002        15.27        .02           .01            .03
---------------------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
 Period from 7/15/2002 to 8/31/2002        16.39        .09           .15            .24
                                                DIVIDENDS AND DISTRIBUTIONS


                                         Dividends                                                             Net assets,
                                         (from net   Distributions                    Net asset                  end of
                                         investment      (from           Total      value, end of    Total       period
                                          income)    capital gains)  distributions     period      return/2/  (in millions)
-----------------------------------------------------------------------------------------------------------------------------
              CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA
 Period from 7/15/2002 to 8/31/2002        $(.07)          -            $(.07)         $12.41        1.23%         $37
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN HIGH-INCOME MUNICIPAL BOND
FUND
 Period from 7/15/2002 to 7/31/2002         (.03)          -             (.03)          15.28         .09            4
-----------------------------------------------------------------------------------------------------------------------------
LIMITED TERM TAX-EXEMPT FUND OF AMERICA
 Period from 7/15/2002 to 7/31/2002         (.02)          -             (.02)          15.28         .23           27
-----------------------------------------------------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
 Period from 7/15/2002 to 8/31/2002         (.09)          -             (.09)          16.54        1.47           25



                                          Ratio of     Ratio of net
                                         expenses to      income
                                         average net    to average
                                           assets       net assets
--------------------------------------------------------------------
              CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA
 Period from 7/15/2002 to 8/31/2002         .06%           .59%
--------------------------------------------------------------------
AMERICAN HIGH-INCOME MUNICIPAL BOND
FUND
 Period from 7/15/2002 to 7/31/2002         .02            .23
--------------------------------------------------------------------
LIMITED TERM TAX-EXEMPT FUND OF AMERICA
 Period from 7/15/2002 to 7/31/2002         .02            .16
--------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
 Period from 7/15/2002 to 8/31/2002         .06            .55






                                           YEAR ENDED AUGUST 31
                           2002        2001        2000        1999         1998
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       11%         27%         42%         23%          28%
OF SHARES





1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Total returns exclude all sales charges, including contingent deferred sales charges.

                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                November 1, 2002

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"), American High-Income Municipal Bond Fund, Inc. ("AHIM"), and Limited Term Tax-Exempt Bond Fund of America ("LTEX") dated November 1, 2002. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                 American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        3
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Funds . . . . . . . . . . . . . . . . . . . . . .       14
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       29
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       32
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       37
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       40
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Shareholder Account Services and Privileges . . . . . . . . . . . .       44
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       47
General Information . . . . . . . . . . . . . . . . . . . . . . . .       48
Class A Share Investment Results and Related Statistics . . . . . .       50
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       53
Financial Statements





                   National Tax-Exempt Income Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

..    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax.
..    The fund will not invest in securities subject to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
..    The fund will invest at least 65% of its assets in debt securities rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or unrated but determined to be of equivalent quality.
..    The fund may invest up to 35% of its assets in debt securities rated BBB or below by S&P or Baa or below by Moody's or unrated but determined to be of equivalent quality.
..    The fund may invest up to 20% of its assets in debt securities rated BB/Ba or below or unrated but determined to be of equivalent quality.
..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------
..    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax (including securities subject to alternative minimum tax).

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
..    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest at least 50% of its assets in debt securities rated
     BBB or below by S&P or Baa or below by Moody's or unrated but determined to be of equivalent quality.
..    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

..    The fund will invest at least 80% of its assets in securities exempt from regular federal income tax.

..    The fund may invest up to 20% of its assets in securities subject to federal alternative minimum tax.
..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
..    The fund will invest at least 65% of its assets in debt securities rated A or better by S&P or Moody's or unrated but determined to be of equivalent quality.


                   National Tax-Exempt Income Funds - Page 2

..    The fund may invest up to 35% of its assets in debt securities rated BBB by
     S&P or Baa by Moody's or unrated but determined to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if unrated when its quality becomes equivalent to such a security).
..    The dollar-weighted average effective maturity of the fund's portfolio will be between 3 and 10 years.
..    The maximum dollar-weighted average nominal or stated maturity of the fund's portfolio will be 15 years.
..    The maximum effective maturity of any one security in the fund's portfolio will be 10 years.
..    The maximum nominal or stated maturity of any security in the fund's portfolio will be 25 years.

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
-----------------------------------------------------------------------------
AND LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
------------------------------------------------

DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.


                   National Tax-Exempt Income Funds - Page 3

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including


                   National Tax-Exempt Income Funds - Page 4 reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


MUNICIPAL LEASE OBLIGATIONS - The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the Investment Adviser. In determining whether these securities are liquid, the Investment Adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.


INSURED MUNICIPAL BONDS - The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. The credit rating of an insured municipal bond reflects the credit rating of the insurer, based on the insurer's claims-paying ability. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund's shares.


U.S. COMMONWEALTH OBLIGATIONS - The funds may invest in obligations of the commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments affecting any commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.


ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.


CASH AND CASH EQUIVALENTS - These include, but are not limited to: (i) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (ii) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (iii) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (iv) tax-exempt variable rate debt issued by municipal conduits for corporate obligors, and (v) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


                   National Tax-Exempt Income Funds - Page 5

TEMPORARY INVESTMENTS - The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind each fund's objective, the Investment Adviser will increase each fund's exposure to price volatility only when it appears likely to increase current income without undue risk to capital.


ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal


                   National Tax-Exempt Income Funds - Page 6 supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


PRIVATE PLACEMENTS - Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's board of directors.


RESTRICTED SECURITIES AND LIQUIDITY - The funds may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' Board of Directors/Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AND LIMITED TERM TAX-EXEMPT BOND FUND
------------------------------------------------------------------------------
OF AMERICA
-------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax; therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

CONCENTRATION OF INVESTMENTS - The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make the fund more


                   National Tax-Exempt Income Funds - Page 7 susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price also may increase. The fund may invest more than 25% of its assets in industrial development bonds.


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

MATURITY - Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. The Investment Adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.


Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended ("1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting


                   National Tax-Exempt Income Funds - Page 8 securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the relevant fund.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof.


                   National Tax-Exempt Income Funds - Page 9

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.



For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


     (a) The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;

     (b)
     The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

     (c) The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3. Purchase or sell real estate (including real estate limited partnerships) unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


                   National Tax-Exempt Income Funds - Page 10

4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5. Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6. Make loans in an aggregate amount in excess of 33(alpha)% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7. Issue senior securities, except as permitted under the Investment Company Act of 1940;

8. Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

9. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

10. Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

11. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax. For this purpose, securities subject to federal alternative minimum tax are considered tax-exempt securities. In the alternative, the fund will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


                   National Tax-Exempt Income Funds - Page 11

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the Board of Directors, loans of portfolio securities as described under "Loans of Portfolio Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2. The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;

4. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:


 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;


                   National Tax-Exempt Income Funds - Page 12

 6.  Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage; nor

10. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the 1940 Act, as amended.

3. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


                   National Tax-Exempt Income Funds - Page 13

                            MANAGEMENT OF THE FUNDS


 BOARD OF DIRECTORS/TRUSTEES AND OFFICERS

                                      YEAR FIRST                                       NUMBER OF BOARDS
                                        ELECTED                                         WITHIN THE FUND
                         POSITION     A DIRECTOR/                                     COMPLEX/2/ ON WHICH   OTHER DIRECTORSHIPS/3/
                         WITH THE       TRUSTEE      PRINCIPAL OCCUPATION(S) DURING    DIRECTOR/TRUSTEE              HELD
     NAME AND AGE         FUNDS     OF THE FUNDS/1/           PAST 5 YEARS                  SERVES           BY DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director/       1999         Corporate Director and                  14            Carnival Corporation
 Jr.                     Trustee                      author;
 Age: 68                                              former United States
                                                      Ambassador
                                                      to Spain; former Vice
                                                      Chairman,
                                                      Knight Ridder, Inc.; former
                                                      Chairman and Publisher, The
                                                                              ---
                                                      Miami Herald
                                                      ------------
-----------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director/     TEBF 1979      Private investor; former                19            Ducommun Incorporated;
 Christie                Trustee       AHIM 1994      President                                             IHOP Corporation;
 Age: 69                               LTEX 1993      and Chief Executive Officer,                          Southwest Water
                                                      The                                                   Company;
                                                      Mission Group (non-utility                            Valero L.P.
                                                      holding
                                                      company subsidiary of
                                                      Southern
                                                      California Edison Company)
-----------------------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director/       1994         CEO and President, The Earth            12            Allegheny Technologies;
 Age: 53                 Trustee                      Technology Corporation                                BF Goodrich;
                                                      (international consulting                             Teledyne Technologies
                                                      engineering)
-----------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director/     TEBF 1989      Managing Director, Senior               16            None
 Age: 67                 Trustee       AHIM 1994      Resource Group LLC
                                       LTEX 1993      (development and management
                                                      of
                                                      senior living communities)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director/       1994         President, Fuller Consulting            14            None
 Age: 56                 Trustee                      (financial management
                                                      consulting
                                                      firm)
-----------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director/     TEBF 1991      Chairman and CEO, AECOM                 13            Southwest Water Company
 Age: 67                 Trustee       AHIM 1994      Technology Corporation
                                       LTEX 1993      (engineering, consulting and
                                                      professional services)
-----------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director/       1999         Principal, The Sanchez Family           12            None
 Age: 59                 Trustee                      Corporation dba McDonald's
                                                      Restaurants (McDonald's
                                                      licensee)
-----------------------------------------------------------------------------------------------------------------------------------




                   National Tax-Exempt Income Funds - Page 14

                                       YEAR FIRST        PRINCIPAL OCCUPATION(S) DURING
                                         ELECTED                PAST 5 YEARS AND              NUMBER OF BOARDS
                                       A DIRECTOR/               POSITIONS HELD                WITHIN THE FUND
                        POSITION         TRUSTEE            WITH AFFILIATED ENTITIES         COMPLEX/2/ ON WHICH
                        WITH THE     AND/OR OFFICER       OR THE PRINCIPAL UNDERWRITER        DIRECTOR/TRUSTEE
    NAME AND AGE          FUNDS      OF THE FUNDS/1/              OF THE FUNDS                     SERVES
------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         LTEX:              1996         President (retired), The Capital               7
 Age: 66               Trustee                         Group Companies, Inc.*
------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    AHIM and         TEBF 1979      Senior Vice President and                     12
 Age: 72               TEBF: Vice       AHIM 1994      Director, Capital Research and
                       Chairman         LTEX 1993      Management Company
                       and
                       Director

                       LTEX:
                       President
                       and Trustee
------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Chairman of      TEBF 1986      Executive Vice President and                  17
 Age: 53               the Board        AHIM 1994      Director, Capital Research and
                                        LTEX 1993      Management Company; Director,
                                                       American Funds Distributors, Inc.*;
                                                       Director, The Capital Group
                                                       Companies, Inc.*
------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg      TEBF:            TEBF 1985      Vice President - Investment                    1
 Age: 49               President        AHIM 1994      Management Group, Capital
                       and              LTEX 1993      Research and Management
                       Director                        Company

                       AHIM and
                       LTEX:
                       Senior Vice
                       President
------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald     AHIM:            AHIM 1996      Senior Vice President, Capital                 1
 Age: 43               President                       Research and Management
                       and                             Company
                       Director
------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE           BY DIRECTOR/TRUSTEE
---------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/4,5/
----------------------------------------------------
 Don R. Conlan         None
 Age: 66
---------------------------------------------------
 Abner D. Goldstine    None
 Age: 72
---------------------------------------------------
 Paul G. Haaga, Jr.    None
 Age: 53
---------------------------------------------------
 Neil L. Langberg      None
 Age: 49
---------------------------------------------------
 Mark R. Macdonald     None
 Age: 43
---------------------------------------------------





                   National Tax-Exempt Income Funds - Page 15

                                                                                         PRINCIPAL OCCUPATION(S) DURING
                               POSITION             YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                               WITH THE                 AN OFFICER                          WITH AFFILIATED ENTITIES
     NAME AND AGE               FUNDS                 OF THE FUNDS/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer          Vice President           1994                    Vice President and Secretary, Capital Research and
 Age: 47                                                                     Management
                                                                             Company; Secretary, American Funds Distributors,
                                                                             Inc.*; Director,
                                                                             Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Brenda S. Ellerin      Senior Vice President   TEBF 1999AHIM 2001LTEX 1997  Senior Vice President and Director, Capital Research
 Age: 39                - TEBF and LTEX; Vice                                Company*
                           President - AHIM
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Hoag          Senior Vice President   TEBF 1999AHIM 1997           Senior Vice President, Capital Research Company*
 Age: 37                   - TEBF and LTEX;
-----------------------------------------------------------------------------------------------------------------------------------
 Edward B. Nahmias      Vice President - AHIM   AHIM 1999                    Vice President and Director, Capital Research Company*
 Age: 50
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams            Secretary         TEBF 1982AHIM 1994LTEX 1993  Vice President - Fund Business Management Group,
 Age: 54                                                                     Capital
                                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony W. Hynes,            Treasurer         TEBF 1993AHIM 1994LTEX 1993  Vice President - Fund Business Management Group,
 Jr.                                                                         Capital
 Age: 39                                                                     Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick     Assistant Secretary         1994                    Assistant Vice President - Fund Business Management
 Age: 38                                                                     Group,
                                                                             Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman       Assistant Treasurer         2001                    Vice President - Fund Business Management Group,
 Age: 32                                                                     Capital
                                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                   National Tax-Exempt Income Funds - Page 16

* Company affiliated with Capital Research and Management Company.

1 Directors/Trustees and officers of the funds serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director/trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or its affiliated entities
  (including the funds' principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                   National Tax-Exempt Income Funds - Page 17

FUND SHARES OWNED BY DIRECTORS/TRUSTEES AS OF DECEMBER 31, 2001



                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                         OWNED IN ALL FUNDS
                                                       WITHIN AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED            BY DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------
 Richard G. Capen, Jr.           TEBF: None                 Over $100,000
                                 AHIM: None
                                 LTEX: None
--------------------------------------------------------------------------------
 H. Frederick Christie      TEBF: Over $100,000             Over $100,000
                                 AHIM: None
                                 LTEX: None
--------------------------------------------------------------------------------
 Diane C. Creel              TEBF: $1 - $10,000           $10,001 - $50,000
                             AHIM: $1 - $10,000
                             LTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Martin Fenton               TEBF: $1 - $10,000             Over $100,000
                                 AHIM: None
                                 LTEX: None
--------------------------------------------------------------------------------
 Leonard R. Fuller           TEBF: $1 - $10,000          $50,001 - $100,000
                                 AHIM: None
                             LTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Richard G. Newman           TEBF: $1 - $10,000             Over $100,000
                             AHIM: $1 - $10,000
                             LTEX: $1 - $10,000
--------------------------------------------------------------------------------
 Frank M. Sanchez            TEBF: $1 - $10,000           $10,001 - $50,000
                             AHIM: $1 - $10,000
                             LTEX: $1 - $10,000
--------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/2/
--------------------------------------------------------------------------------
 Don R. Conlan                   TEBF: N/A                  Over $100,000
                                 AHIM: N/A
                                 LTEX: None
--------------------------------------------------------------------------------
 Abner D. Goldstine         TEBF: Over $100,000             Over $100,000
                            AHIM: Over $100,000
                          LTEX: $10,001 - $50,000
--------------------------------------------------------------------------------
 Paul G. Haaga, Jr.         TEBF: Over $100,000             Over $100,000
                          AHIM: $50,001 - $100,000
                                 LTEX: None
--------------------------------------------------------------------------------
 Neil L. Langberg         TEBF: $10,001 - $50,000          Over $100,000
                                 AHIM: N/A
                                 LTEX: N/A
--------------------------------------------------------------------------------
 Mark R. Macdonald               TEBF: N/A                 Over $100,000
                            AHIM: Over $100,000
                                 LTEX: N/A
--------------------------------------------------------------------------------




                   National Tax-Exempt Income Funds - Page 18

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors/trustees include shares owned through The Capital Group Companies,
  Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital
  Research and Management Company, or its affiliated entities (including the funds' principal underwriter).

DIRECTOR/TRUSTEE COMPENSATION PAID DURING THE 2002 FISCAL YEAR

No compensation is paid by the funds to any officer or Director/Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. AHIM, LTEX and TEBF pay annual fees of $1,500, $1,500 and $3,000, respectively, to Directors/Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Directors/Trustees meeting attended; $2,520 per Contracts Committee meeting attended; and $1,000 per Audit and Nominating Committee meeting attended. Certain of the funds' Directors/Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Directors/Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Directors/Trustees who are not affiliated with the Investment Adviser.





                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/2/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/2/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                FROM THE FUNDS           COMPANY OR ITS AFFILIATES/3/
-------------------------------------------------------------------------------------
 Richard G. Capen,            $3,923/4/ TEBF                $ 98,725 7/31/02
 Jr.                          $2,798/4/ AHIM                $ 95,490 8/31/02
                              $2,798/4/ LTEX
-------------------------------------------------------------------------------------
 H. Frederick                 $3,923/4/ TEBF                $222,225 7/31/02
 Christie                     $2,798/4/ AHIM                $218,990 8/31/02
                              $2,798/4/ LTEX
-------------------------------------------------------------------------------------
 Diane C. Creel               $4,259/4/ TEBF                $ 56,475 7/31/02
                              $4,132/4/ AHIM                $ 53,955 8/31/02
                              $4,132/4/ LTEX
-------------------------------------------------------------------------------------
 Martin Fenton                $4,259/4/ TEBF                $201,475 7/31/02
                              $4,132/4/ AHIM                $199,955 8/31/02
                              $4,132/4/ LTEX
-------------------------------------------------------------------------------------
 Leonard R. Fuller            $3,923/4/ TEBF                $ 96,975 7/31/02
                              $2,798/4/ AHIM                $116,573 8/31/02
                              $2,798/4/ LTEX
-------------------------------------------------------------------------------------
 Richard G. Newman            $ 4,259 TEBF                  $134,975 7/31/02
                              $ 4,132 AHIM                  $132,455 8/31/02
                              $ 4,132 LTEX
-------------------------------------------------------------------------------------
 Frank M. Sanchez             $ 4,259 TEBF                  $ 56,475 7/31/02
                              $ 4,132 AHIM                  $ 53,955 8/31/02
                              $ 4,132 LTEX
-------------------------------------------------------------------------------------





                   National Tax-Exempt Income Funds - Page 19

1 The Tax-Exempt Bond Fund of America's fiscal year ends on August 31.  American
  High-Income Municipal Bond Fund's and Limited Term Tax-Exempt Bond Fund of America's fiscal year ends on July 31.

2 Amounts may be deferred by eligible Directors/Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors/Trustees.
3 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
4 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2002 fiscal year for participating Directors/Trustees is as follows:
  TEBF - Richard G. Capen, Jr. ($7,318), H. Frederick Christie ($10,944), Diane
  C. Creel ($10,654), Martin Fenton ($10,414) and Leonard R. Fuller ($17,842). AHIM - Richard G. Capen, Jr. ($5,127), H. Frederick Christie ($7,318), Diane
  C. Creel ($4,676), Martin Fenton ($1,162) and Leonard R. Fuller ($7,373). LTEX - Richard G. Capen, Jr. ($5,127), H. Frederick Christie ($6,938), Diane
  C. Creel ($4,676), Martin Fenton ($8,774) and Leonard R. Fuller ($7,373). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Directors/Trustees.

As of October 1, 2002, the officers and Directors/Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS/TRUSTEES

Each fund is an open-end, diversified management investment company. The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund were each organized as a Maryland corporation on July 20, 1979 and June 14, 1994, respectively. Limited Term Tax-Exempt Bond Fund of America was organized as a Massachusetts business trust on July 12, 1993. All fund operations are supervised by the funds' Board of Directors/Trustees which meets periodically and performs duties required by applicable state and federal laws.


                   National Tax-Exempt Income Funds - Page 20

Under Maryland law, the business and affairs of a fund are managed under the direction of the Board of Directors, and all powers of a fund are exercised by or under the authority of the Board except as reserved to the stockholders by law or a fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of a fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Massachusetts common law provides that a Trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a Trustee in accordance with that fiduciary duty. Generally, a Trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the funds as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the funds. The funds have several different classes of shares including Classes A, B, C, F and R-5. Class R- 5 shares are available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors/Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of a fund's shares, a fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS/TRUSTEES

The funds have an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee oversees the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between the funds' independent accountants and the full Board of Directors/Trustees. Two TEBF, four AHIM and four LTEX Audit Committee meetings were held during the 2002 fiscal year.


                   National Tax-Exempt Income Funds - Page 21

The funds have a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between each fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors/Trustees on these matters. One Contracts Committee meeting was held during the 2002 fiscal year.


The funds have a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as each Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors/Trustees. The Committee also evaluates, selects and nominates candidates for independent directors/trustees to each Board of Directors/Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Boards. Such suggestions must be sent in writing to the Nominating Committee of the funds, c/o the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreements (the "Agreements") between the funds and the Investment Adviser will continue in effect until May 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors/Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant fund, and (ii) the vote of a majority of Directors/Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such


                   National Tax-Exempt Income Funds - Page 22 approval. The Agreements provide that the Investment Adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


In determining whether to renew the Agreements each year, the Contracts Committee of the Board of Directors/Trustees evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors/Trustees. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreements, including the quality of services provided to the funds, fees and expenses borne by the funds, financial results of the Investment Adviser, and comparative data for other mutual funds.


In reviewing the quality of services provided to each fund, the Committee noted that during 2001, each fund's results were better than those of funds in each fund's peer group and were well above the median for AHIM's and LTEX's five-year and lifetime periods and for TEBF's five- and ten-year periods ended December 31, 2001. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to each fund.


In reviewing the fees and expenses borne by each fund, the Committee noted, among other things, that each fund's advisory fees and its total expenses over various periods as a percentage of its average net assets were highly favorable in relation to each fund's peer group. The Committee also discussed steps taken by the Investment Adviser to control overall expenses during a period of market uncertainty and reviewed various scenarios involving variables in sales, redemptions, markets and expenses.


Based on their review, the Committee and the Boards concluded that the advisory fees and other expenses of each fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the funds, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the funds. The funds pay all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to their shareholders; taxes; expenses of the issuance and redemption of shares of the funds (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors/Trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


                   National Tax-Exempt Income Funds - Page 23

FOR TEBF the Investment Adviser receives a monthly fee based on the following rates and net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                      MONTHLY GROSS INVESTMENT INCOME


              RATE                       IN EXCESS OF                  UP TO
---------------------------------------------------------------------------------------
              3.00%                       $        0                 $3,333,333
---------------------------------------------------------------------------------------
              2.50                         3,333,333                  8,333,333
---------------------------------------------------------------------------------------
              2.25                         8,333,333
---------------------------------------------------------------------------------------



Assuming net assets of $3.0 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.27%, 0.30%, 0.32%, 0.34% and
0.36%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed the lesser of either 25% of gross income of the fund for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30,000,000 and (b) 1% of any excess of average daily net assets of the preceding year over $30,000,000. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent each fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


FOR AHIM the Investment Adviser receives a monthly fee at the annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $950 million and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.31%, 0.34%, 0.36%, 0.40% and 0.42%, respectively.
 For the purposes of such computations under the Agreement, the fund's gross


                   National Tax-Exempt Income Funds - Page 24 investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


FOR LTEX the Investment Adviser receives a monthly fee, at an annual rate of 0.30% per annum on the first $60 million of the fund's average net assets, plus 0.21% per annum on the portion of such net assets in excess of $60 million, plus 3% of the fund's gross investment income. Assuming net assets of $710 million and gross income levels of 3%, 4%, 5%, 6%, and 7%, management fees would be 0.33%, 0.36%, 0.38%, 0.43% and 0.45%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001, and 2000, the Investment Adviser received advisory fees as follows:





                         2002               2001                2000
----------------------------------------------------------------------------
      TEBF            $8,315,000         $6,893,000          $6,502,000
----------------------------------------------------------------------------
      AHIM             3,065,000          2,451,000           2,240,000
----------------------------------------------------------------------------
      LTEX             1,323,000          1,025,000           1,045,000
----------------------------------------------------------------------------




ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between each fund and the Investment Adviser relating to the funds'


                   National Tax-Exempt Income Funds - Page 25

Class C, F and R-5 shares will continue in effect until May 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors/Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that each fund may terminate the agreement at any time by vote of a majority of Directors/Trustees who are not interested persons of such fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the relevant fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the funds' Class C, F and R-5 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the funds' Class C, F and R-5 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between each fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the funds' Class C and F shares. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the funds' Class C and F shares. Administrative services fees paid for Class C and F shares for the fiscal periods ended 2002 were $70,000 and $35,000 for TEBF, respectively, $23,000 and $12,000 for AHIM, respectively, and $31,000 and $12,000 for LTEX, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of each fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by each fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, The fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.

                   National Tax-Exempt Income Funds - Page 26

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                     COMMISSIONS,        ALLOWANCE OR

                                               FISCAL YEAR/PERIOD       REVENUE          COMPENSATION

                                                                   OR FEES RETAINED       TO DEALERS
---------------------------------------------------------------------------------------------------------
                                                                     $1,739,000 TEBF      $6,673,000 TEBF
                                                                        647,000 AHIM       2,485,000 AHIM
                   CLASS A                            2002              387,000 LTEX       1,491,000 LTEX
                                                                        947,000 TEBF       3,515,000 TEBF
                                                                        306,000 AHIM       1,182,000 AHIM
                                                      2001              113,000 LTEX         420,000 LTEX
                                                                        502,000 TEBF       1,952,000 TEBF
                                                                        229,000 AHIM         901,000 AHIM
                                                      2000              111,000 LTEX         443,000 LTEX
                                                                        380,000 TEBF       2,047,000 TEBF
                                                                        154,000 AHIM         835,000 AHIM
                   CLASS B                            2002               85,000 LTEX         496,000 LTEX
                                                                        148,000 TEBF         864,000 TEBF
                                                                         64,000 AHIM         363,000 AHIM
                                                      2001               19,000 LTEX         106,000 LTEX
                                                                         28,724 TEBF         134,323 TEBF
                                                      2000               15,938 AHIM          74,986 AHIM
                                                                          5,864 LTEX          28,030 LTEX
---------------------------------------------------------------------------------------------------------



Each fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Directors/Trustees and separately by a majority of the Directors/Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the funds include: shareholder services; savings to the funds in transfer agency costs; savings to the funds in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors/trustees who are not "interested persons" of the fund are committed to the discretion of the directors/trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Directors/Trustees.


Under the Plans, each fund may annually expend: (i) for Class A shares, up to 0.25% (0.30% in the case of AHIM and LTEX) of its average daily net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its average daily net assets attributable to Class B shares, (iii) for Class


                   National Tax-Exempt Income Funds - Page 27

C shares, 1.00% of its average daily net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its average daily net assets attributable to Class F shares, to finance any activity primarily intended to result in the sale of fund shares, provided each fund's Board of Directors/Trustees has approved the category of expenses for which payment is being made.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under each fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of August 31, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $3,275,000 for TEBF.

As of July 31, 2002, unreimbursed expenses which were subject to reimbursement under the Plans for AHIM and LTEX were $522,000 and, $1,287,000, respectively, for Class A shares;


For Class B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under each fund's Class F Plan for distribution-related expenses.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
                                   $5,934,000 TEBF               $998,000 TEBF
        CLASS A                     2,146,000 AHIM                200,000 AHIM
                                    1,178,000 LTEX                 81,000 LTEX
------------------------------------------------------------------------------
                                      498,000 TEBF                 21,000 TEBF
        CLASS B                       204,000 AHIM                  9,000 AHIM
                                       75,000 LTEX                  2,000 LTEX
------------------------------------------------------------------------------
                                      435,000 TEBF                 10,000 TEBF
        CLASS C                       139,000 AHIM                  3,000 AHIM
                                      194,000 LTEX                  3,000 LTEX
------------------------------------------------------------------------------
                                       48,000 TEBF                  2,000 TEBF
        CLASS F                        15,000 AHIM                    255 AHIM
                                       15,000 LTEX                    236 LTEX
------------------------------------------------------------------------------




                   National Tax-Exempt Income Funds - Page 28

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the funds or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.


To avoid federal excise taxes, the Code requires each fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.


Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax. However, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS - By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obli-


                   National Tax-Exempt Income Funds - Page 29 gations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS - Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in each fund.

     A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.


SHAREHOLDER TAXATION - Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Distributions by each fund result in a reduction in the net asset value of each fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless will be taxable to the shareholder to the extent it consists of ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which may be taxable to them, in whole or in part.


Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. Generally, the gain or loss realized will be capital gain or loss and will be long-term or short-term, generally depending on how long the shareholder held the shares.


Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.


All or a portion of any loss a shareholder realizes upon the redemption of fund shares will be disallowed to the extent that shareholder buys other shares in each fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased.


If a shareholder redeems shares in each fund, and then reinvests the sales proceeds in each fund or in another fund within 90 days of buying the original shares, the sales charge that would otherwise apply to the shareholder's reinvestment may be reduced or eliminated. The IRS will require the shareholder to report any gain or loss on the redemption of the original shares in each fund. In doing so, all or a portion of the sales charge paid by the shareholder for the original shares in the fund will be excluded from the shareholder's tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on the reinvestment. Any


                   National Tax-Exempt Income Funds - Page 30 portion of the sales charge excluded from a shareholder's tax basis in the shares sold will be added to the tax basis of the shares acquired from the reinvestment.


Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.


Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


Each fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                   National Tax-Exempt Income Funds - Page 31

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------



Each fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit


                   National Tax-Exempt Income Funds - Page 32 sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class F shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):


                                                                 FUND NUMBERS
                                                    ----------------------------------------
FUND                                                CLASS A   CLASS B   CLASS C    CLASS F
--------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . . . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . .      10       210       310        410
The Growth Fund of America/SM/  . . . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . .      40       240       340        440
American High-Income Trust/SM/  . . . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/(R)/  . . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/       43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . .      49       N/A       N/A        N/A
___________
*Available only in certain states.




                   National Tax-Exempt Income Funds - Page 33

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)


                                                                                                 DEALER
                                                                         SALES CHARGE AS       COMMISSION
                                                                        PERCENTAGE OF THE:    AS PERCENTAGE
                                                                        ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                                  NET AMOUNT  OFFERING     OFFERING
                                                                       -INVESTED-   PRICE         PRICE
----------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                      6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                      5.26       5.00          4.25
$50,000 but less than $100,000. .                                        4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                       3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                        3.63       3.50          2.75
$250,000 but less than $500,000 .                                        2.56       2.50          2.00
$500,000 but less than $750,000 .                                        2.04       2.00          1.60
$750,000 but less than $1 million                                        1.52       1.50          1.20
$1 million or more . . . . . . . .                                       none       none      see below
------------------------------------------------------------------------------------------------------------




                   National Tax-Exempt Income Funds - Page 34

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;


                   National Tax-Exempt Income Funds - Page 35

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:




   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00




There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


                   National Tax-Exempt Income Funds - Page 36

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases,


                   National Tax-Exempt Income Funds - Page 37 if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your


                   National Tax-Exempt Income Funds - Page 38 spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     .endowments or foundations established and controlled by you or your immediate family.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested


                   National Tax-Exempt Income Funds - Page 39 less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A shares, (ii) six years of the initial purchase in the case of Class B shares, or (iii) one year of the initial purchase in the case of Class C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividend and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividend and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the


                   National Tax-Exempt Income Funds - Page 40 terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: 1) Class A shares at net asset value; 2) Class A shares subject to the applicable initial sales charge; 3) Class B shares; 4) Class C shares; or 5) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


                   National Tax-Exempt Income Funds - Page 41

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the funds' Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The funds' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the funds' Investment Adviser. The Board receives regular reports describing fair valued securities and the methodologies used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the funds might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security and size of the holding, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.


                   National Tax-Exempt Income Funds - Page 42

Any purchase order may be rejected by the Principal Underwriter or by each fund. The Principal Underwriter will not knowingly sell shares of each fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of each fund without the consent of a majority of each fund's Board of Directors/Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     --Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     --    Requests must be signed by the registered shareholder(s).

     --    A signature guarantee is required if the redemption is:

          -  Over $75,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     --Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     --You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     --Redemptions by telephone, fax or the Internet (including American
          FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.


                   National Tax-Exempt Income Funds - Page 43

     --    Checks must be made payable to the registered shareholder(s).

     -- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     --You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     --You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account.


                   National Tax-Exempt Income Funds - Page 44

To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the following business day.
 However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based


                   National Tax-Exempt Income Funds - Page 45 programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - You may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
 However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need


                   National Tax-Exempt Income Funds - Page 46 your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The funds' Articles of Incorporation or Declaration of Trust permit the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in each fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors/Trustees of the funds may from time to time adopt.


While payment of redemptions normally will be in cash, TEBF's and AHIM's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the funds when in the opinion of each fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the funds' portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The funds do not consider that they have an obligation to


                   National Tax-Exempt Income Funds - Page 47 obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2002, 2001 and 2000 fiscal years for TEBF, amounted to $3,225,000, $2,407,000 and $1,036,000, respectively.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2002, 2001 and 2000 fiscal years for AHIM, amounted to $1,090,000, $649,000 and $602,000, respectively.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2002, 2001 and 2000 fiscal years for LTEX, amounted to $717,000, $149,000 and $147,000, respectively. The volume of securities subject to dealer concessions purchased by the fund increased during the 2002 fiscal year resulting in an increase in brokerage commissions paid on portfolio transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee by TEBF, AHIM and LTEX of $542,000, $200,000 and $78,000, respectively, for Class A shares, and $14,000, $7,000 and $2,000 for Class B shares, respectively, for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Street, Los Angeles, CA 90071, serves as each fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Reports have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of each fund's independent accountant is reviewed and determined annually by the Board of Directors/Trustees.

                   National Tax-Exempt Income Funds - Page 48

INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the funds, including Directors/Trustees who are not interested persons (as defined under the 1940 Act) of the funds. Certain legal matters in connection with the capital shares and shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the funds' investment adviser or any of its affiliates. The selection of the funds' "independent legal counsel" will be determined annually by the independent Directors/Trustees of the funds as prescribed by the 1940 Act.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - TEBF'S fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The funds and Capital Research and Management Company and its affiliated companies, including each fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which each funds may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


         DETERMINATION OF TEBF'S NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2002


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.41
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.89




                   National Tax-Exempt Income Funds - Page 49

         DETERMINATION OF AHIM'S NET ASSET VALUE, REDEMPTION PRICE AND

    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2002


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.28
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.88


         DETERMINATION OF LTEX'S NET ASSET VALUE, REDEMPTION PRICE AND

          MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- J


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.28
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.88

                                ULY 31, 2002


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

TEBF's yield was 3.64% based on a 30-day (or one month) period ended August 31, 2002. AHIM's and LTEX's yields were 4.83% and 3.02%, respectively, based on a 30-day (or one month) period ended July 31, 2002. The yield was computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( (a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The funds may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. TEBF's tax-equivalent yield based on the maximum federal tax rate of 38.6% for the 30-day (or one month) period ended August 31, 2002 was 5.93%. AHIM's and LTEX's tax-equivalent yields based on the maximum federal tax rate of 38.6% for the 30-day (or one month) period ended July 31, 2002 were 7.87% and 4.92%, respectively.


                   National Tax-Exempt Income Funds - Page 50

As of August 31, 2002, TEBF's total return over the past 12 months and average annual total return at the maximum offering price for the five- and ten-year periods were 1.38%, 4.99% and 6.03%, respectively. The fund's one year total return and average annual total return at net asset value for the five- and ten-year periods ended on August 31, 2002 were 5.31%, 5.80% and 6.44%, respectively.


As of July 31, 2002, AHIM's total return over the past 12 months and average annual total return at the maximum offering price for five years and its lifetime were 1.15%, 4.06% and 6.55%, respectively. Over the fund's lifetime (September 26, 1994 to July 31, 2002), the Lehman Brothers Municipal Bond Index<F1> and the Lipper High Yield Municipal Debt Funds Average<F2> had average annual total returns of 7.69% and 5.91%, respectively. The fund's total return at net asset value over the past 12 months and average annual total return over the past five years and its lifetime at July 31, 2002 were 5.10%, 4.86% and 7.08%, respectively.


As of July 31, 2002, LTEX's total return over the past 12 months and average annual total return at the maximum offering price over five years and its lifetime were 1.35%, 4.15% and 4.83%, respectively. Over the fund's lifetime (October 6, 1993 to July 31, 2002), the Lehman Brothers 7-Year Municipal Bond Index<F3> and the Lipper Intermediate Municipal Debt Funds Average<F4> had average annual total returns of 6.16% and 5.47%, respectively. The fund's one year total return and average annual total return at net asset value over the past five years and its lifetime at July 31, 2002 were 5.32%, 4.96% and 5.29%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the funds assume: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the funds will provide lifetime average total return figures. From time to time, the funds may calculate investment results for Class B, C, F and R-5 shares.


The funds may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

<F1>  The Lehman Brothers Municipal Bond Index represents the investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
<F2>  The Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
<F3>  The Lehman Brothers 7-Year Municipal Bond Index represents the national investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
<F4>  The Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                   National Tax-Exempt Income Funds - Page 51

The funds may include information on their investment results and/or comparisons of their investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The funds may also, from time to time, combine their results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The funds may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the funds may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The funds may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The funds may compare their investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                   National Tax-Exempt Income Funds - Page 52

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                   National Tax-Exempt Income Funds - Page 53

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A
"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."


                   National Tax-Exempt Income Funds - Page 54

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                                  Note Ratings

S&P: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."

MOODY'S: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.


                   National Tax-Exempt Income Funds - Page 55

Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S ratings of commercial paper are graded into four categories
-----------------
ranging from "A" for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                   National Tax-Exempt Income Funds - Page 56

[pie chart]

Limited Term Tax-Exempt Bond Fund of America
Investment portfolio, July 31, 2002
Texas (TX)                                                 14.69%
Washington  (WA)                                             7.15
Michigan  (MI)                                               6.95
New York (NY)                                                6.94
Illinois (IL)                                                6.51
California  (CA)                                             4.36
Indiana  (IN)                                                4.11
District of Columbia (DC)                                    3.10
North Carolina  (NC)                                         3.10
Wisconsin  (WI)                                              2.74
Other                                                       33.82

Cash & equivalents                                           6.53

[end chart]

Limited Term Tax-Exempt Bond Fund of America
Investment portfolio, July 31, 2002


                                                                                      Principal      Market
                                                                                         amount       value
Fixed income securities - 93.47%                                                          (000)       (000)

Alabama  -  0.17%
Industrial Dev. Board of the City of Butler, Pollution                                    $1,000        $993
 Control Ref. Rev. Bonds (James River Project),
 Series 1993, 5.50% 2005


Alaska  -  2.26%
Industrial Dev. and Export Auth., AMT:
 Power Rev. Bonds (Snettisham Hydroelectric Project),
 First Series, AMBAC insured:
  5.25% 2005                                                                                 930         988
  5.25% 2005 (escrowed to maturity)                                                           70          75
 Revolving Fund Ref. Bonds, Series 2002A,                                                  1,685       1,841
 MBIA insured, 5.50% 2009
Northern Tobacco Securitization Corp., Tobacco
 Settlement Asset-Backed Bonds:
 Series 2000:
  5.60% 2009                                                                               1,000       1,041
  5.60% 2010                                                                               1,000       1,038
  4.75% 2015 (expected maturity 2009)                                                      2,800       2,751
 Series 2001, 5.375% 2021 (expected maturity 2012)                                         3,865       3,640
Student Loan Corp., Student Loan Rev. Bonds,                                               2,140       2,317
 Series 2000A, AMT, AMBAC insured, 5.65% 2010



Arizona  -  0.50%
Industrial Dev. Auth. of the County of Maricopa,                                           1,950       1,997
 Health Fac. Rev. Bonds (Catholic Healthcare West
 Project), Series 1998A, 4.30% 2005
City of Phoenix, Senior Lien Street and Highway                                            1,000       1,050
 User Rev. Ref. Bonds, Series 1993, 5.00% 2008


California  -  4.36%
Pollution Control Fncg. Auth., Solid Waste Disposal                                        4,300       4,306
 Ref. Rev. Bonds (USA Waste Services, Inc. Project),
 Series 1998A, AMT, 5.10% 2018 (put 2008)
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment                                          4,000       4,221
 Communities, LP), Series 1998A-1, AMT,
 5.05% 2025 (put 2008)
 Cert. of Part. (Catholic Healthcare West Project),                                          825         903
 Series 1999A, 6.00% 2009
Veterans G.O. Bonds, Series BL, AMT, 4.95% 2007                                            2,560       2,742
Association of Bay Area Governments, Fin.
 Auth. for Nonprofit Corps.:
 Rev. Bonds (San Diego Hospital Association),                                              1,025       1,093
 Series 2001A, 5.25% 2006
 Rev. Ref. Cert. of Part.:
  American Baptist Homes of the West Facs. Project:
   Series 1997A, 5.25% 2007                                                                  655         659
   Series 1997B, 5.50% 2007                                                                  810         824
  Episcopal Homes Foundation, Series 1998:
   5.00% 2007                                                                              1,405       1,500
   5.00% 2008                                                                              2,455       2,598
 Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood                                   1,200       1,266
 Shores Apartments), Series 2000A, 5.30% 2008
Long Beach Aquarium of the Pacific, Rev. Bonds                                             3,500       3,783
 (Aquarium of the Pacific Project), Series 1995A,
 5.75% 2005 (escrowed to maturity)
County of Los Angeles, Capital Asset Leasing Corp.,                                          355         366
 Cert. of Part. (Marina del Rey), Series 1993A, 6.25% 2003
City of Torrance, Hospital Rev. Bonds (Torrance
 Memorial Medical Center), Series 2001A:
 4.70% 2009                                                                                1,010       1,055
 4.80% 2010                                                                                  940         981


Colorado  -  2.13%
Health Facs. Auth. Rev. Bonds:
 Catholic Health Initiatives, Series 2001, 5.375% 2010                                     2,000       2,182
 Sisters of Charity Health Care Systems, Inc.,                                             2,145       2,315
 Series 1991A, 5.375% 2010
Housing and Fin. Auth., Single-family Program:
 Senior Bonds, Series 1995C-2, 5.625% 2009                                                   230         233
 Senior and Subordinate Bonds, Series 1998D-3, 6.125% 2023                                 4,000       4,348
EagleBend Affordable Housing Corp., Multi-family                                           2,585       2,649
 Housing Project Rev. Ref. Bonds, Series 1997A, 5.75% 2007
University of Colorado Hospital Auth., Hospital Ref.                                       1,000       1,115
 Rev. Bonds, Series 1997A, AMBAC insured, 5.50% 2007


Connecticut  -  0.95%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds:
 Series 1996A (escrowed to maturity): (1)
  6.25% 2002                                                                                 500         502
  6.375% 2004                                                                                995       1,090
 Series 1997B, 5.55% 2008                                                                  1,000       1,068
Mohegan Tribe of Indians, Gaming Auth. Priority                                            3,000       3,076
 Distribution Payment, Public Improvement Bonds,
 Series 2001, 5.375% 2011


Delaware  -  0.35%
Econ. Dev. Auth., Pollution Control Ref. Rev. Bonds                                        2,000       2,117
 (Delmarva Power & Light Co. Project), Series 2001C,
 AMBAC insured, 4.90% 2026 (put 2011)


District of Columbia  -  3.10%
G.O. Ref. Bonds:
 Series 1993B-2, FSA insured, 5.50% 2010                                                   2,500       2,790
 Series 1993D, FGIC insured:
  5.10% 2002                                                                                  68          69
  5.10% 2002 (escrowed to maturity)                                                          932         944
 Series 1999, FSA insured:
  5.50% 2009                                                                                 695         775
  5.50% 2009 (escrowed to maturity)                                                          195         220
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group,
 Inc. Issue), Series 1997A, MBIA insured
 (escrowed to maturity):
 6.00% 2006                                                                                1,000       1,129
 6.00% 2007                                                                                1,250       1,430
Gallery Place Project, Tax Increment Rev. Bonds, FSA insured:
 Series 2002, 5.25% 2009                                                                   1,570       1,726
 5.25% 2010                                                                                1,400       1,536
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
 (Georgetown University Hospital and Washington
 Hospital Center Projects):
 Series 2001A, 6.40% 2031 (put 2004)                                                       1,000       1,035
 Series 2001B, 6.625% 2031 (put 2005)                                                      2,000       2,106
 Series 2001C, 6.80% 2031 (put 2006)                                                       1,500       1,601
 Series 2001D, 6.875% 2031 (put 2007)                                                      3,000       3,232


Florida  -  1.82%
Dade County, Resource Recovery Fac. Ref. Rev. Bonds,                                       3,500       3,910
 Series 1996, AMT, AMBAC insured, 6.00% 2006
Lee County:
 Industrial Dev. Auth., Healthcare Facs. Rev. Bonds                                        1,500       1,567
 (Shell Point/Alliance Obligated Group, Shell Point
 Village Project), Series 1999A, 5.25% 2005
 Solid Waste System Ref. Rev. Bonds, Series 2001,
 AMT, MBIA insured:
  5.25% 2009                                                                               3,000       3,258
  5.25% 2010                                                                               2,000       2,166
Meadow Pointe II, Community Dev. Dist. (Pasco County),                                        40          40
 Capital Improvement Rev. Bonds, Series 1998A, 5.25% 2003


Hawaii  -  1.08%
G.O. Unlimited Bonds, Series 2002CX, FSA insured, 5.25% 2011                               4,000       4,410
Cert. of Part. (Kapolei State Office Building),                                            1,000       1,071
 Series 1998A, AMBAC insured, 5.00% 2005
Housing and Community Dev. Corp., Single-family Mortgage                                     985       1,043
 Purchase Rev. Bonds, Series 2000A, AMT, 5.90% 2008


Idaho  -  0.61%
Housing and Fin. Association, AMT:
 Single-family Mortgage Bonds:
  Series 1998C-2, 5.25% 2011                                                                 390         405
  Series 1998E-3, 5.125% 2011                                                                545         564
  Series 1998H, 4.65% 2012                                                                 1,085       1,120
  Series 1998I-2, 4.70% 2012                                                                 540         560
 Single-family Programs Disclosure Report,                                                 1,000       1,009
 Series 1978A, 5.40% 2021


Illinois  -  6.51%
G.O. Bonds, Series of April 1998, FSA insured, 5.50% 2009                                  4,000       4,440
Build Illinois Bonds (Sales Tax Rev. Bonds), FIRST,                                        1,500       1,676
 Series of April 2002, 5.50% 2008
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series
 2002 (Master Trust):
 5.00% 2009                                                                                2,000       2,177
 5.00% 2010                                                                                1,500       1,627
Educational Facs. Auth., Student Housing Rev. Bonds,                                       1,015       1,036
 Educational Advancement Fund, Inc. (University
 Center Project), Series 2002, 5.25% 2010
Health Facs. Auth., Rev. Bonds:
 Advocate Health Care Network:
  Series 1998A:
   5.00% 2006                                                                                750         803
   5.00% 2006 (escrowed to maturity)                                                         980       1,071
  Series 2000:
   5.25% 2007                                                                              1,000       1,085
   5.30% 2008                                                                              2,000       2,170
   6.125% 2011                                                                             1,000       1,123
 Centegra Health System, Series 1998, 5.50% 2007                                           2,480       2,678
 Highland Park Hospital Project, Series 1997A,                                             1,490       1,637
 FGIC insured, 5.50% 2005
 OSF Healthcare System, Series 1999:
  5.25% 2005                                                                                 855         917
  5.375% 2006                                                                                900         974
  5.50% 2008                                                                               1,000       1,082
 Victory Health Services, Series 1997A, 5.25% 2004                                         1,755       1,838
Health Facs. Auth., Rev. Ref. Bonds:
 Advocate Health Care Network, Series 1997A:
  5.50% 2004                                                                               1,250       1,329
  5.10% 2005                                                                               1,815       1,936
 Northwestern Medical Faculty Foundation, Inc.,                                            1,810       1,982
 Series 1998, MBIA insured, 5.25% 2006
Housing Dev. Auth., Multi-family Housing Bonds,                                            1,165       1,192
 Series 1992A, 6.55% 2003
City of Chicago:
 Board of Education Unlimited Tax G.O. Bonds (Dedicated                                    1,000       1,105
 Revenues), Series 2001C, FSA insured, 5.25% 2010
 Chicago O'Hare International Airport:
  General Airport Rev. Ref. Bonds, Senior Lien, Series                                     2,500       2,675
 1993A, MBIA-IBC insured, 5.00% 2012
  Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.                                    1,000         305
 Project), Series 1999B, AMT, 5.20% 2011
Indian Prairie Community, Unit School Dist. Number 204,                                    2,275       2,458
 DuPage and Will Counties, School Building Bonds
(Naperville/Aurora), Series 1998, 5.25% 2011


Indiana  -  4.11%
Health Fac. Fncg. Auth., Hospital Rev. Bonds:
 Charity Obligated Group:
  Series 1997D, 5.00% 2026 (preref. 2007)                                                  1,500       1,609
  Series 1999D, 5.50% 2008                                                                 1,000       1,100
 Clarian Health Partners, Inc., Series 1996A,                                              1,000       1,087
 MBIA insured, 5.25% 2008
 The Methodist Hospitals, Inc., Series 2001:
  5.25% 2009                                                                               2,415       2,597
  5.25% 2010                                                                               1,445       1,544
  5.25% 2011                                                                               1,525       1,626
Housing Fin. Auth., Multi-family Housing Rev.                                              1,400       1,434
Bonds (Indiana Affordable Housing, Inc.),
 Series 1999A, 5.40% 2009
State Revolving Fund Program Bonds, Series 2001A:
 5.25% 2009                                                                                1,825       2,009
 5.50% 2011                                                                                1,500       1,689
Transportation Fin. Auth., Toll Road Lease Rev. Ref.                                       4,970       5,360
 Bonds, Series 1996, AMBAC insured, 5.25% 2010
Boone County Hospital Association, Lease Rev. Bonds,                                       1,200       1,287
 Series 2001, FGIC insured, 5.00% 2009
The Trustees of Purdue University, Cert.
 of Part., Series 2001A:
 5.00% 2009                                                                                1,000       1,088
 5.00% 2010                                                                                1,135       1,231
Hospital Auth. of St. Joseph County, Health System                                         1,010       1,119
 Bonds (Memorial Health System), Series 1998A,
 MBIA insured, 5.50% 2008


Iowa  -  1.37%
Fin. Auth., Hospital Facs. Rev. Bonds:
 Iowa Health System, Series 1998A, MBIA insured, 5.25% 2007                                1,895       2,071
 Mercy Medical Center Project, Series 1999,                                                1,000       1,095
 FSA insured, 5.30% 2009
Tobacco Settlement Auth., Asset-Backed Bonds,                                              5,000       5,128
 Series 2001B, 5.50% 2011


Kentucky  -  1.31%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),                                       3,000       3,214
 Series 2000A, MBIA insured, 6.125% 2010
 Hospital System Ref. and Improvement Rev. Bonds
(Appalachian Regional Healthcare, Inc. Project)
, Series 1997:
  5.20% 2004                                                                               1,000         987
  5.40% 2006                                                                               1,500       1,455
  5.50% 2007                                                                                 465         446
City of Ashland, Pollution Control Ref. Rev. Bonds                                         1,750       1,883
 (Ashland Inc. Project), Series 1999, 5.70% 2009


Louisiana  -  2.53%
Public Facs. Auth., Hospital Rev. and Ref. Bonds                                           4,500       4,943
(Franciscan Missionaries of Our Lady Health System
Project), Series 1998A, FSA insured, 5.50% 2006
Jefferson Parish Hospital Service Dist. No. 2, Parish                                      1,000       1,072
 of Jefferson, Hospital Rev. Bonds, Series 1998,
 FSA insured, 5.00% 2005
Plaquemines Port, Harbor and Terminal Dist., Marine
 Terminal Facs. Rev. Ref. Bonds (Electro-Coal
 Transfer Corp. Project):
 Series 1985A, 5.00% 2007                                                                  1,525       1,576
 Series 1985C, 5.00% 2007                                                                  3,000       3,100
 Series 1985D, 5.00% 2007                                                                  1,000       1,033
Parish of St. Charles, Pollution Control Rev. Ref.
 Bonds (Entergy Louisiana, Inc. Project):
 Series 1999B, 4.90% 2030                                                                  1,500       1,506
 Series 1999C, 5.35% 2029 (put 2003)                                                       2,000       2,029


Maine  -  0.92%
Educational Loan Marketing Corp., Senior Student
 Loan Rev. Bonds, Series 1994A-4, AMT:
 5.95% 2003                                                                                1,000       1,045
 6.05% 2004                                                                                1,500       1,586
Housing Auth., Mortgage Purchase Bonds:
 Series 1994E, 6.30% 2002                                                                    455         460
 Series 2001E-1 (Non-AMT), 4.125% 2010                                                     1,000       1,021
Student Loan Rev. Ref. Bonds, Series 1992A-1, AMT:
 6.20% 2003                                                                                  515         522
 6.30% 2004                                                                                  880         891


Maryland  -  0.70%
G.O. Bonds, State and Local Facs. Loan of 2000,                                            1,000       1,128
 Series F, 5.50% 2008
Community Dev. Administration, Dept. of Housing and                                          215         217
Community Dev., Single-family Program Bonds,
 1994 First Series, 5.70% 2017
Anne Arundel County, Tax Increment Financing Bonds                                         2,800       2,807
(Parole Town Center Project), Series 2002, 5.00% 2012

Massachusetts  -  1.50%
Educational Fncg. Auth., Education Loan Rev. and                                           2,335       2,575
 Ref. Bonds, Issue G, Series 2000A, AMT, MBIA
 insured, 5.55% 2008
Industrial Fin. Agcy. Resource Recovery Rev. Ref.                                          1,550       1,375
 Bonds (Ogden Haverhill Project), Series 1998A,
 AMT, 5.15% 2007
Health and Educational Facs. Auth., Rev. Bonds,                                            1,550       1,668
 Partners HealthCare System Issue, Series C, 5.00% 2007
Municipal Wholesale Electric Co., A Public Corp. of
 the Commonwealth of Massachusetts, Power Supply Project
 Rev. Bonds, MBIA insured:
 Nuclear Project No. 5 Issue, Series A, 5.00% 2010                                         1,205       1,303
 Nuclear Project No. 6 Issue, Series A, 5.00% 2010                                         1,000       1,081
Port Auth. Special Facs. Rev. Bonds (United Air Lines,                                     3,000         960
 Inc. Project), Series 1999A, AMT, 5.75% 2029 (put 2007)


Michigan  -  6.95%
Building Auth., Series II (Facs. Program):
 College Savings Bonds, 1997 Rev. Bonds, 5.50% 2009                                        1,000       1,115
 2001 Rev. Bonds, 5.25% 2011                                                               2,000       2,228
Higher Education Student Loan Auth., Student Loan Ref. Rev.                                2,000       2,019
 Bonds, Series XVII-F, AMT, AMBAC insured, 4.45% 2010
Hospital Fin. Auth.:
 Hospital Rev. Bonds (Henry Ford Health System),                                           1,000       1,087
 Series 1999A, 5.50% 2008
 Hospital Rev. and Ref. Bonds:
  The Detroit Medical Center Obligated Group:
   Series 1993A, 6.375% 2009                                                               1,015       1,031
   Series 1993B, AMBAC insured, 5.00% 2006                                                 1,000       1,061
  MidMichigan Obligated Group, Series 1997A,                                               2,775       3,067
 FSA insured, 5.50% 2007
  Sparrow Obligated Group, Series 2001, 5.25% 2009                                         1,000       1,073
 Hospital Rev. Ref. Bonds:
  Hackley Hospital Obligated Group, Series 1998A, 4.90% 2007                               1,140       1,175
  Henry Ford Hospital, Series 1984A, AMBAC                                                 1,250       1,457
 insured, 6.00% 2011
  Genesys Health System Obligated Group, Series                                            1,375       1,466
 1995A, 7.20% 2003 (escrowed to maturity)
  Pontiac Osteopathic, Series 1994A, 5.375% 2006                                           3,005       2,964
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                               1,000       1,017
  Variable Rate Rev. Bonds (Ascension Health Credit Group):
   Series 1999B-3, 5.30% 2033 (put 2006)                                                   5,000       5,430
   Series 1999B-4, 5.375% 2033 (put 2007)                                                  2,000       2,172
Housing Dev. Auth., Rental Housing Rev. Bonds, 1992                                        1,200       1,229
 Series A, AMBAC insured, 6.40% 2005 (preref. 2002)
State Trunk Line Fund Ref. Bonds, Series 1998A, 5.25% 2011                                 1,000       1,114
Underground Storage Tank, Financial Assurance Auth.,                                       2,150       2,348
 1996 Rev. Ref. Bonds, Series I, AMBAC insured, 5.50% 2009
City of Detroit, G.O. Ref. Bonds (Unlimited Tax):
 Series 1995A, 6.25% 2004                                                                  1,000       1,073
 Series 1995B, 6.75% 2003                                                                  2,000       2,067
City of Flint Hospital Building Auth., Rev. Ref. Bonds                                       345         352
 (Hurley Medical Center), Series 1998A, 5.00% 2003
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health),                                     2,020       2,161
 Series 2001A, 5.25% 2010
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit                                  3,000       3,233
 Metropolitan Wayne County Airport), Series 2002D,
 AMT, FGIC insured, 5.25% 2011


Minnesota  -  0.52%
Housing Fin. Agcy., Single-family Mortgage Bonds,                                          1,475       1,538
 2000 Series H, AMT, 4.25% 2006
Minneapolis-St. Paul Metropolitan Airports Commission,                                     1,500       1,636
 AMT, AMBAC insured, 5.50% 2008

Missouri  -  0.46%
Industrial Dev. Auth. of the City of Lee's Summit,
 Health Facs. Rev. Bonds (John Knox Village), Series 2002:
 5.75% 2009                                                                                1,255       1,351
 5.875% 2010                                                                               1,325       1,430


Nebraska  -  0.43%
Investment Fin. Auth., Single-family Housing                                               1,300       1,298
 Rev. Bonds, Series 2002D, AMT, 3.90% 2009
Airport Auth. of the City of Omaha, Airport Facs.                                          1,155       1,274
 Rev. Ref. Bonds, Series 2001, FSA insured, 5.50% 2012


Nevada  -  0.66%
Highway Improvement Rev. (Motor Vehicle Fuel Tax)                                          2,000       2,190
 Bonds, Series December 1, 2000A, 5.00% 2009
Housing Division, Single-family Mortgage Bonds,                                              740         779
 Series 1998B-1, 5.20% 2011
City of Henderson, Health Fac. Rev. Bonds (Catholic                                          945       1,030
 Healthcare West), Series 1998A, 6.20% 2009


New Jersey  -  0.44%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds
(Fellowship Village Project), Series 1998A:
 5.00% 2006                                                                                1,275       1,297
 5.05% 2007                                                                                1,375       1,397


New Mexico  -  1.03%
Supplemental Severance Tax Bonds, Series 2002A:
 5.00% 2009                                                                                3,500       3,742
 5.00% 2010                                                                                2,000       2,115
Educational Assistance Foundation, Student Loan Rev.                                         340         348
 Bonds, Subordinate 1992 Series One-B, AMT, 6.85% 2005


New York  -  6.94%
Dormitory Auth.:
 Center for Nursing & Rehabilitation, Inc., FHA-insured                                      485         500
Mortgage Nursing Home Rev. Bonds, Series 1997, 4.75% 2007
 Mental Health Services Facs. Improvement Rev. Bonds,
 Series 1997B:
  6.00% 2007                                                                                 995       1,112
  6.00% 2007 (escrowed to maturity)                                                            5           6
 Secured Hospital Rev. Bonds:
  Saint Agnes Hospital, Series 1998A, 4.80% 2006                                           1,000       1,062
  Wyckoff Heights Medical Center, Series 1998H,                                            1,000       1,077
 5.125% 2008
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds                                           5,450       6,060
 (New York City), Series 1996A, 6.00% 2006
Metropolitan Transportation Auth, State Service                                            1,000       1,074
Contract Ref. Bonds, Series 2002A, 5.00% 2012
Thruway Auth.:
 State Personal Income Tax Rev. Bonds, Transportation,                                     1,500       1,648
 Series 2002A, 5.25% 2010
 Local Highway and Bridge Service Contract Bonds, Series 2002:
  5.25% 2009                                                                               5,055       5,547
  5.25% 2010                                                                               2,000       2,192
Castle Rest Residential Health Care Fac., FHA-insured                                      1,010       1,030
 Mortgage Rev. Bonds, Series 1997A, 4.875% 2007
City of New York, G.O. Bonds:
 Fiscal 1997 Series L, MBIA insured, 5.625% 2007                                           1,000       1,102
 Fiscal 2001 Series B, MBIA insured:
  4.80% 2008                                                                               2,000       2,115
  4.90% 2009                                                                               1,000       1,058
  5.50% 2010                                                                               1,000       1,093
 Fiscal 2001 Series D, 5.50% 2009                                                          1,000       1,094
 Fiscal 2001 Series F, 5.00% 2010                                                          1,000       1,059
 Fiscal 2002 Series G, 5.25% 2008                                                          2,460       2,661
 Fiscal 2003 Series A, 5.125% 2010                                                         2,000       2,135
Transitional Fin. Auth., Future Tax Secured Ref. Bonds,                                    6,000       6,653
 Fiscal 2003 Series A, 5.50% 2026 (2)
Cert. of Part., City University of New York (John Jay                                      1,500       1,679
 College of Criminal Justice Project Ref.), 6.00% 2006


North Carolina  -  3.10%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  6.00% 2005                                                                               1,330       1,374
  7.00% 2008                                                                               1,950       2,223
  6.125% 2009                                                                              1,750       1,923
 Ref. Series 1993C, 5.50% 2007                                                             3,550       3,796
Municipal Power Agcy. Number 1, Catawba
 Electric Rev. Bonds, Series 1992:
 5.90% 2003                                                                                1,000       1,015
 6.00% 2004                                                                                3,525       3,650
 6.00% 2005                                                                                1,250       1,291
 MBIA insured, 6.00% 2010                                                                  3,000       3,434


Ohio  -  0.88%
The Student Loan Funding Corp., Cincinnati, Student                                        1,000       1,002
 Loan Rev. Bonds, Series 1988B-3, AMT, AMBAC
 insured, 5.125% 2005
Akron, Bath and Copley Joint Township Hospital                                             2,970       3,054
 Dist., Hospital Facs. Rev. Bonds (Summa Health
 System Project), Series 1993A, 5.75% 2008
County of Knox, Hospital Facs. Ref. Rev. Bonds                                             1,155       1,223
(Knox Community Hospital), Series 1998, Asset
 Guaranty insured, 4.70% 2008


Oklahoma  -  0.14%
Trustees of the Tulsa Municipal Airport Trust,                                             1,000         875
 Rev. Bonds, Ref. Series 2001B, AMT,
 5.65% 2035 (put 2008)


Oregon  -  0.36%
Salem-Keizer School District No. 24J, Marion and                                           2,000       2,195
Polk Counties, G.O. Bonds, Series 1999, 5.25% 2010


Pennsylvania  -  2.37%
Housing Fin. Agcy., Single-family Mortgage,                                                  910         910
 Series 74B, AMT, 4.25% 2012
Erie County, Industrial Dev. Auth., Environmental                                          3,000       3,085
 Improvement Rev. Ref. Bonds (International Paper
 Co. Project), Series A, 4.90% 2009
Hospitals and Higher Education Facs. Auth. of
Philadelphia, Health System Rev. Bonds
 (Jefferson Health System), Series 1997A:
 5.50% 2006                                                                                2,045       2,223
 5.50% 2008                                                                                1,000       1,092
Philadelphia Auth. for Industrial Dev., Airport                                            3,410       3,677
 Rev. Bonds (Philadelphia Airport System Project),
 Series 1998A, AMT, FGIC insured, 5.25% 2009
Scranton-Lackawanna Health and Welfare Auth. Hospital                                      1,250       1,352
 Rev. Ref. Bonds (The Community Medical Center
Project), MBIA insured, 5.25% 2005
Westmoreland County Industrial Dev. Auth., Variable                                        2,000       1,979
 Rate Rev. Bonds (National Waste and Energy Corp.,
 Valley Landfill Expansion Project), Series
 1993, AMT, 5.10% 2018 (put 2009)



Puerto Rico  -  0.82%
Children's Trust Fund, Tobacco Settlement Asset-                                           4,855       4,974
Backed Bonds, Series 2000, 5.75% 2020
 (expected maturity 2011)


Rhode Island  -  0.41%
Health and Educational Building Corp., Hospital Fncg.
Rev. Bonds, Lifespan Obligated Group Issue, Series 2002:
 5.75% 2009                                                                                1,340       1,407
 5.75% 2010                                                                                1,020       1,067


South Carolina  -  0.59%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds,                                           1,340       1,458
Series 2000A-2, AMT, FSA insured, 5.875% 2009
Georgetown County, Pollution Control Rev. Ref. Bonds                                       1,000       1,024
(International Paper Co. Project), Series 1999A,
 5.125% 2012
York County, Pollution Control Facs. Rev. Bonds                                            1,000       1,061
(Bowater Inc. Project), Series 1990, AMT, 7.625% 2006


South Dakota  -  0.83%
Housing Dev. Auth.:
 Homeownership Mortgage Bonds:
  Series 1996A:
   5.20% 2003                                                                              1,155       1,167
   5.50% 2010                                                                                230         232
  Series 2000H, 5.00% 2009                                                                 1,300       1,377
  Series 2001C, 4.55% 2010                                                                   995       1,027
 Multiple Purpose Bonds, 2002 Series A, FSA                                                1,170       1,206
insured, 4.15% 2009

Tennessee  -  1.35%
Memphis-Shelby County Airport Auth., Special Facs.                                         3,650       3,803
 Rev. Ref. Bonds (Federal Express Corp.),
 Series 2001, 5.00% 2009
Metropolitan Government of Nashville and Davidson                                          1,000       1,079
County, G.O. Multi-Purpose Improvement Bonds,
 Series 1997A, 5.125% 2010
Health, Educational and Housing Facs. Board of the
 County of Sullivan, Hospital Rev. Bonds (Wellmont
 Health System Project), Series 2002:
 5.50% 2006                                                                                1,475       1,581
 5.75% 2007                                                                                1,555       1,676


Texas  -  14.69%
Public Fin. Auth., G.O. Ref. Bonds, Series 2002, 5.25% 2007                                1,500       1,662
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010                                   1,000       1,099
City of Austin, Public Improvement Bonds:
 Series 1999, 5.75% 2011                                                                   1,500       1,677
 Series 2001, 5.00% 2010                                                                   2,000       2,177
Bell County Health Facs. Dev. Corp., Retirement Fac.
 Rev. Bonds (Buckner Retirement Services, Inc.
 Obligated Group Project), Series 1998:
 5.00% 2005                                                                                1,330       1,407
 5.00% 2007                                                                                1,470       1,556
Bexar County, Tax-Exempt Venue Project Rev. Bonds,                                         2,000       2,240
 Series 2000, MBIA insured, 5.50% 2009
Brazos River Auth., AMT:
 Collateralized Pollution Control Rev. Ref. Bonds
 (Texas Utilities Electric Co. Project):
  Series 1994B, 5.40% 2029 (put 2006)                                                      1,000       1,024
  Series 1995B, 5.05% 2030 (put 2006)                                                      1,000       1,013
 Pollution Control Rev. Ref. Bonds (TXU Electric                                           1,000       1,029
 Company Project), Series 2001C, 5.75% 2036 (put 2011)
Brazos River Harbor Navigation Dist. of Brazoria County,                                   4,450       4,541
 Environmental Facs. Rev. Bonds (The Dow Chemical Co.
Project), Series 2002A, AMT, 5.20% 2033 (put 2008)
Industrial Dev. Corp. of Port of Corpus Christi, Rev.                                      1,000       1,031
 Ref. Bonds (Valero Refining and Marketing Co. Project),
 Series 1997D, AMT, 5.125% 2009
Cypress-Fairbanks Independent School Dist., Unlimited                                      2,000       2,198
 Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2011
City of Dallas, Waterworks and Sewer System Rev. Ref.
 Bonds (Dallas, Denton, Collin and Rockwell
 Counties), Series 1998:
 5.125% 2010                                                                               1,490       1,636
 FSA insured, 5.00% 2011                                                                   1,800       1,930
City of Fort Worth (Tarrant and Denton Counties),                                          1,000       1,084
 General Purpose Ref. Bonds, Series 2002, 5.00% 2010
Fort Worth Independent School Dist. (Tarrant County),                                      3,560       3,849
 School Building Unlimited Tax Bonds, Series
 2001A, 5.00% 2011
Fort Worth International Airport Fac. Improvement Corp.,                                   2,000       1,745
 American Airlines, Inc., Rev. Ref. Bonds, Series
 2000C, AMT, American Airlines insured, 6.15%
 2029 (put 2007)
Harris County:
 G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010                                         1,585       1,749
 Health Facs. Dev. Corp., Hospital Rev. Bonds:
  Memorial Hermann Hospital System Project,                                                1,000       1,090
 Series 1998, FSA insured, 5.25% 2008
  Memorial Hospital System Project,
 Series 1997A, MBIA insured:
   6.00% 2009                                                                              3,215       3,642
   6.00% 2010                                                                              1,500       1,703
 Hospital Rev. Ref. Bonds, Children's Hospital                                             1,000       1,089
 Project, Series 1995, MBIA insured, 6.00% 2004
 (escrowed to maturity)
 Rev. Bonds (St. Luke's Episcopal Hospital),                                               1,000       1,094
 Series 2001A, 5.50% 2011
City of Houston, Airport System, Subordinate
 Lien Rev. Bonds, Series 1998B:
 AMT, FGIC insured:
  5.25% 2009                                                                               2,500       2,693
  5.25% 2012                                                                               2,915       3,076
 FSA insured, 5.25% 2011                                                                   2,000       2,191
Jefferson County, Health Facs. Dev. Corp., Baptist                                         1,000       1,036
 Hospitals of Southeast Texas, FHA-Insured Mortgage
 Rev. Bonds, Series 2001, AMBAC insured, 4.50% 2010
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds:
 Baylor Health Care System Project, Series 2002:
  5.50% 2009                                                                                 960       1,055
  5.50% 2010                                                                               1,140       1,251
 Children's Medical Center of Dallas Project,                                              1,100       1,188
 AMBAC insured, 5.00% 2009
Plano Independent School Dist. (Collin County,                                             1,000       1,081
 Texas), Unlimited Tax School Building and Ref.
 Bonds, Series 2001, 5.00% 2011
Sabine River Auth., Pollution Control Rev. Ref.                                            2,000       2,060
 Bonds (TXU Electric Company Project), Series
 2001C, 5.50% 2022 (put 2011)
Sam Rayburn Municipal Power Agency, Ref.                                                   3,740       3,937
 Rev. Bond, 5.50% 2010
City of San Antonio:
 General Improvement and Ref. Bonds:
  Series 1998, 5.00% 2009                                                                  2,000       2,131
  Series 2001, 5.00% 2010                                                                  2,000       2,163
 General Improvement Forward Ref. Bonds,                                                   2,000       2,173
 Series 2002, 5.00% 2011
 Airport System Rev. Improvement Bonds,
 FGIC insured, AMT:
  5.50% 2009                                                                               1,000       1,095
  5.50% 2010                                                                               1,000       1,095
 Electric and Gas Systems Rev. Ref. Bonds:
  Series 1997, 5.30% 2011                                                                  3,500       3,726
  Series 1998B, 5.125% 2009                                                                2,455       2,670
San Antonio Independent School Dist., Unlimited Tax                                        1,000       1,028
 School Building Bonds, Series 2001A, 4.25% 2011
Socorro Independent School Dist. (El Paso County),                                         1,255       1,367
 Unlimited Tax School Building Ref. Bonds,
 Series 2001, 5.00% 2009
Tarrant County, Health Facs. Dev. Corp.:
 Health Resources Systems Rev. Bonds,                                                      1,000       1,086
 Series 1997A, MBIA insured, 5.50% 2007
 Hospital Rev. Bonds (Baylor Health Care                                                   1,635       1,761
 System Project), Series 2002A, 5.00% 2008
Board of Regents of The Texas A&M University                                               2,000       2,161
 System, Rev. Fncg. System Bonds, 5.10% 2010
Board of Regents of The University of Texas
 System, Rev. Fncg. System Bonds:
 Series 1996B, 5.00% 2011                                                                  2,000       2,156
 Series 2001B, 5.00% 2011                                                                  1,150       1,252


Utah  -  0.86%
Housing Corp., Single-family Mortgage Bonds, AMT:
 Series 2002C-2, Class III, FHA insured, 5.25% 2018                                        2,000       2,052
 Series 2002D, 5.00% 2018                                                                  1,000       1,010
Housing Fin. Agcy. (Federally insured or
 Guaranteed Mortgage Loans):
 Single-family Mortgage Bonds, AMT:
  1998 Issue D-2, 5.25% 2012                                                                 260         272
  1998 Issue E-1, 5.25% 2012                                                                 280         293
  1998 Issue F-2, 4.25% 2008                                                               1,165       1,191
 Single-family Mortgage Purchase Ref. Bonds,                                                 280         295
 Series 1996, 5.45% 2004


Vermont  -  0.43%
Educational and Health Buildings Fncg. Agcy., Hospital                                     2,500       2,616
 Rev. Bonds (Medical Center Hospital of Vermont
Project), Series 1993, FGIC insured, 5.75% 2007


Virgin Islands  -  0.83%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund                                      4,765       5,031
 Loan Notes) Senior Lien, Series 1998A, 5.20% 2010


Virginia  -  2.21%
Housing Dev. Auth., AMT:
 Commonwealth Mortgage Bonds, Series 2000A-1, 5.55% 2008                                   1,175       1,271
 Rental Housing Bonds, Series 2000D, 5.50% 2008                                            1,070       1,162
Port Auth., Commonwealth Port Fund Rev.
 Bonds (2002 Resolution), AMT:
 5.00% 2010                                                                                2,000       2,147
 5.00% 2011                                                                                4,345       4,653
 5.00% 2012                                                                                1,000       1,067
Industrial Dev. Auth. of the County of Charles City,                                       2,000       2,094
 Tax-Exempt Adjustable Mode Solid Waste Disposal Rev.
Bonds (Waste Management, Inc.), Series 2002, AMT,
 6.25% 2027 (put 2012)
Pocahontas Parkway Association, Route 895 Connector Toll                                   1,000         917
 Road Rev. Bonds, Senior Current Interest Bonds,
 Series 1998A, 5.25% 2007

Washington  -  7.15%
Various Purpose G.O. Bonds:
 Series 1999A, 5.25% 2010                                                                  1,000       1,083
 Series 1999S-1, 5.00% 2012                                                                4,700       4,976
 Series 2000B, 6.00% 2010                                                                  1,130       1,295
Health Care Facs. Auth.:
 Weekly Rate Demand Rev. Bonds (Virginia Mason Medical                                     1,000       1,119
 Center), Series 1997A, MBIA insured, 6.00% 2006
 Rev. Bonds (Catholic Health Initiatives), Series                                          1,000       1,063
 1997A, MBIA insured, 5.10% 2010
Public Power Supply System, Nuclear Project
No. 2 Ref. Rev. Bonds:
 Series 1997B, 5.50% 2006                                                                  1,000       1,097
 Series 1998A, 5.00% 2005                                                                  5,250       5,621
Clark County, Vancouver School Dist. No. 114,                                              2,000       2,180
 Unlimited Tax, FSA insured, 5.00% 2011
King County:
 Limited Tax G.O. Bonds:
  Series 1991A, 5.00% 2009                                                                 2,500       2,654
  Baseball Stadium:
   Series 1997D, 5.60% 2009                                                                3,710       4,133
   Series 2002, 5.00% 2008                                                                 2,000       2,186
 Sewer Rev. Bonds, 1999, FSA insured:
  Series B, 5.25% 2010                                                                     2,000       2,173
  5.25% 2011                                                                               2,895       3,151
Port of Seattle, Rev. Bonds, Series 2001B,
 AMT, FGIC insured:
 5.50% 2009                                                                                1,605       1,753
 5.50% 2010                                                                                3,000       3,273
Snohomish County, Limited Tax G.O. Bonds,                                                  5,015       5,469
 Series 2001, 5.00% 2010


Wisconsin  -  2.74%
G.O. Ref. Bonds of 1998, Series 1, 5.50% 2010                                              2,210       2,486
Health and Educational Facs. Auth., Rev. Bonds:
 Froedtert & Community Health Obligated Group,                                             1,935       2,106
 Series 2001, 5.65% 2009
 Hospital Sisters Services, Inc. - Obligated                                               1,195       1,253
Group, MBIA insured, 4.85% 2011
 The Monroe Clinic, Inc., Series 1999, 4.60% 2008                                          1,010       1,035
 Variable Rate Hospital Rev. Bonds (Charity Obligated                                      3,395       3,676
 Group, Daughters of Charity National Health System),
 Series 1997D, 4.90% 2015 (preref. 2005/put 2005)
Housing and Econ. Dev. Auth., Housing Rev. Bonds,                                          1,035       1,068
 Series 2000C, MBIA insured, 4.35% 2009
City of Milwaukee, G.O. Corporate Purpose Bonds,                                           2,200       2,470
 Series R, 5.50% 2010
Badger Tobacco Asset Securitization Corp.,
 Asset Backed Rev. Bonds:
 5.00% 2008                                                                                1,350       1,371
 5.75% 2011                                                                                1,000       1,045

                                                                                                     564,049



                                                                                      Principal      Market
                                                                                         amount       value
Short-term securities - 8.90%                                                             (000)       (000)


Alexandria Redev. and Housing Auth., Virginia, Residential                                $1,400      $1,400
 Care Fac. First Mortgage Rev. Bonds (Goodwin House),
 Multi-Mode Series 1996B, 1.50% 2006 (2)
Angelica and Neches River Auth., Texas, Industrial Dev.                                    2,000       2,000
 Corp., Solid Waste Disposal Fac. Rev. Bonds (TEEC Inc.
 Project), Series 1984C, 1.55% 2014 (2)
Clark County, Nevada, Highway Rev. Bonds (Motor Vehicle                                    2,600       2,600
 Fuel Tax), Commercial Paper Notes, 1.35% 10/4/2002
State of Connecticut, Health and Educational Facs. Auth.                                   5,300       5,300
 Rev. Bonds, Yale University Issue, 1.25% 2033 (2) (3)
City of Farmington, New Mexico, Pollution Control Rev.                                     3,230       3,230
 Ref. Bonds (Arizona Public Service Co. Four Corners
Project), Series 1994A, 1.50% 2024 (2) (3)
State of Florida, Jacksonville Health Facs. Auth.,                                         1,200       1,200
Health Facs. Rev. Bonds, Series 2002 (University of
 Florida Jacksonville Physicians, Inc. Project),
 1.30% 10/2/2002
City of Houston, Tax and Rev. Anticipation Notes,                                          2,000       2,028
 Series 2002, 3.00% 6/30/2003
Howard County, Maryland, Consolidated Public                                               1,300       1,300
Improvement, Commercial Paper Bond Anticipation
Notes, Series C, 1.20% 8/1/2002
State of Indiana, Tax Anticipation Notes,                                                  2,000       2,028
Series 2002, 3.00% 6/30/2003
Jackson County, Mississippi, Pollution Control                                             3,100       3,100
 Ref. Rev. Bonds (Chevron U.S.A. Inc. Project),
 Series 1992, 1.45% 2023 (2)
Lehigh County, Pennsylvania General Purpose Auth.                                          2,500       2,500
 (Saint Luke's Hospital of Bethlehem, PA Project),
 Hospital Rev. Bonds, Series of 2001,
 1.50% 2031 (2) (3)
The Curators of the University of Missouri, Capital                                        2,000       2,027
 Projects Notes, Series FY 2002-2003, 3.00% 6/30/2003 (3)
State of New Jersey, Tax and Rev. Anticipation Notes,                                      1,500       1,519
 Series Fiscal 2003A, 3.00% 6/12/2003
North Carolina Medical Care Commission, Varioable Rate                                     2,000       2,000
 Demand Health Care Fac. Rev. Bonds (The Givens Estates,
 Inc. Project), Series 1997, 1.50% 2026 (2)
Air Quality Dev. Auth., Ohio, Pollution Control Rev.                                       2,300       2,300
Ref. Bonds, Series 2000A (The Toledo Edison Co.
 Project), 1.55% 2024 (2)
Rhode Island Health and Educational Building Corp.,                                        1,900       1,900
 Higher Education Facs. Rev. Bonds, Brown University
 Issue, Series 2001B, 1.40% 2032 (2)
Rhode Island Industrial Facs. Corp., Marine Terminal                                       1,500       1,500
 Ref. Rev. Bonds (ExxonMobile Project), Series 2001,
 1.45% 2025 (2)
Salt River Agricultural Project , Arizona, Improvement                                     2,100       2,100
and Power District, Promissory Notes, Series B,
 1.35% 8/20/2002
City of San Antonio, Texas, Water System Commercial                                        1,000       1,000
 Paper Notes, Series A, 1.35% 8/26/2002
State of Tennessee, Public Building Auth. of The                                           1,900       1,900
 City of Clarksville, Adjustable Rate Pooled Fncg.
 Rev. Bonds, Series 2001, 1.50% 2031 (2)
State of Texas, Tax and Rev. Anticipation Notes,                                           3,500       3,504
 Series 2001A, 3.75% 8/29/2002 (3)
State of Texas, Gulf Coast Waste Disposal Auth.,                                           5,300       5,300
 Pollution Control Rev. Ref. Bonds (Amoco Oil Company
 Project), Series 1992, 1.45% 2017 (2) (3)
State of Wyoming, Uinta County, Pollution Control                                          2,000       2,000
 Rev. Ref. Bonds (Amoco Project), Series 1998,
 1.45% 2026 (2)

                                                                                                      53,736


Total investment securities (cost: $602,002,000)                                                     617,785
Excess of payables over cash and receivables                                                        (14,311)

Net assets                                                                                          $603,474

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Coupon rates may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

Limited Term Tax-Exempt Bond Fund of America
Financial statements
(dollars and shares in thousands,
 except per-share amounts)
Statement of assets and liabilities
at July 31, 2002

Assets:
 Investment securities at market (cost: $602,002)                                   $617,785
 Cash                                                                                    442
 Receivables for:
  Sales of fund's shares                                                  $5,002
  Interest                                                                 6,848      11,850
                                                                                     630,077
Liabilities:
 Payables for:
  Purchases of investments                                                25,123
  Repurchases of fund's shares                                               580
  Dividends on fund's shares                                                 494
  Investment advisory services                                               142
  Services provided by affiliates                                            199
  Deferred Trustees' compensation                                             36
  Other fees and expenses                                                     29      26,603
Net assets at July 31, 2002                                                         $603,474

Net assets consist of:
 Capital paid in on shares of beneficial interest                                   $590,008
 Undistributed net investment income                                                     200
 Accumulated net realized loss                                                        (2,517)
 Net unrealized appreciation                                                          15,783
Net assets at July 31, 2002                                                         $603,474

Shares of beneficial interest issued and
outstanding - unlimited shares authorized
                                                                                   Net asset
                                                                          Shares   value per
                                                          Net assets outstanding   share (1)

Class A                                                     $497,485      32,563      $15.28
Class B                                                       16,813       1,101        15.28
Class C                                                       48,879       3,199        15.28
Class F                                                       13,343         873        15.28
Class R-5                                                     26,954       1,764        15.28
(1) Maximum offering price and redemption price
per share were equal to the net asset value per
share for all share classes, except for Class A,
 for which the maximum offering price per share
was $15.88.


See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2002
Investment income:
(dollars in thousands)

 Income:
  Interest                                                                           $19,433

 Fees and expenses:
  Investment advisory services                                            $1,323
  Distribution services                                                    1,462
  Transfer agent services                                                     80
  Administrative services                                                     44
  Reports to shareholders                                                     58
  Registration statement and prospectus                                      105
  Postage, stationery and supplies                                            13
  Trustees' compensation                                                      22
  Auditing and legal                                                          43
  Custodian                                                                    9
  State and local taxes                                                        5
  Other                                                                       37       3,201
 Net investment income                                                                16,232


Net realized gain and unrealized
 appreciation on investments:
 Net realized gain on investments                                                        278
 Net unrealized appreciation on investments                                            6,979
  Net realized gain and
   unrealized appreciation on investments                                              7,257
Net increase in net assets resulting
 from operations                                                                     $23,489


See Notes to Financial Statements


Statement of changes in net assets                                   (dollars in  thousands)

                                                                      Year ended
                                                                         July 31
                                                                             2002        2001
Operations:
 Net investment income                                                   $16,232     $11,327
 Net realized gain on investments                                            278         396
 Net unrealized appreciation on investment                                 6,979      11,802
  Net increase in net assets
   resulting from operations                                              23,489      23,525

  Dividends from net investment income                                   (16,149)    (11,374)
  paid to shareholders

Capital share transactions                                               282,305      43,302

Total increase in net assets                                             289,645      55,453

Net assets:
 Beginning of year                                                       313,829     258,376
 End of year (including
  undistributed
  net investment income: $200 and $153,
  respectively)                                                         $603,474    $313,829


See Notes to Financial Statements

Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in fixed-income securities with effective maturities between three and 10 years.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (Class R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:


SHARE CLASS              INITIAL SALES        CONTINGENT DEFERRED       CONVERSION FEATURE
                         CHARGE               SALES CHARGE UPON
                                              REDEMPTION

Class A                  Up to 3.75%          None                      None

Class B                  None                 Declines from 5% to       Class B converts to Class A
                                              zero for redemptions      after eight years
                                              within six years of
                                              purchase

Class C                  None                 1% for redemptions        Class C converts to Class F
                                              within one year of        after 10 years
                                              purchase

Class F                  None                 None                      None

Class R-5                None                 None                      None



Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On August 1, 2001, the fund began amortizing market discount daily over the expected life of fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the fund's net asset value. However, it did result in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements. Therefore, the undistributed net investment income amounts are primarily composed of these adjustments which were based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle for financial accounting purposes will not affect the amount of distributions paid to shareholders.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of July 31, 2002, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of July 31, 2002, the cost of investment securities, for federal income tax purposes was $602,002,000.

During the year ended July 31, 2002, the fund reclassified $36,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              (dollars in thousands)

Undistributed net investment income                           $533

Short-term and long-term capital loss deferrals               (2,517)

Gross unrealized appreciation                                 19,363

Gross unrealized depreciation                                 (3,580)


Short-term and long-term capital loss deferrals above include capital loss carryforwards of $112,000, $1,018,000, $390,000, $261,000 and $702,000 expiring in 2003, 2004, 2005, 2008 and 2009, respectively, which were reduced by the utilization of capital loss carryforward of $312,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses, which were realized during the period November 1, 2001 through July 31, 2002.

The tax character of distributions paid was as follows (dollars in thousands):

Year ended July 31, 2002
Share class
                                                   Distributions
                                                            from
                                                        ordinary
                                                          income
                                                             Net       Short-term
                                                      investment          capital
                                                         income             gains
Class A                                              $    15,088              -
Class B                                                      231              -
Class C                                                      566              -
Class F                                                      223              -
Class R-5(1)                                                  41              -
Total                                                $    16,149              -




                                                   Distributions
                                                            from
                                                       long-term            Total
                                                         capital    distributions
                                                           gains             paid
Class A                                                      -        $    15,088
Class B                                                      -                231
Class C                                                      -                566
Class F                                                      -                223
Class R-5(1)                                                 -                 41
Total                                                        -        $    16,149

Year ended July 31, 2001
Share class
                                                   Distributions
                                                            from
                                                        ordinary
                                                          income
                                                             Net       Short-term
                                                      investment          capital
                                                         income             gains
Class A                                              $    11,306              -
Class B                                                       46              -
Class C(2)                                                    17              -
Class F(2)                                                     5              -
Total                                                $    11,374              -



                                                   Distributions
                                                            from
                                                       long-term            Total
                                                         capital    distributions
                                                           gains             paid
Class A                                                      -        $    11,306
Class B                                                      -                 46
Class C(2)                                                   -                 17
Class F(2)                                                   -                  5
Total                                                        -        $    11,374


(1) Class R-5 shares were offered
beginning July 15, 2002.
(2) Class C and Class F shares were
offered beginning March 15, 2001.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the year ended July 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.311% of average daily net assets. Effective September 1, 2001, CRMC voluntarily reduced management fees to 0.30% of the first $60 million of daily net assets and 0.15% of such assets in excess of $60 million. The gross investment income portion of the fee was unchanged.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

SHARE CLASS           CURRENTLY APPROVED LIMITS                 PLAN LIMITS

Class A               0.30%                                     0.30%

Class B               1.00                                      1.00

Class C               1.00                                      1.00

Class F               0.25                                      0.50


All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $1,287,000 for Class A.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2002, were as follows (dollars in thousands):


SHARE CLASS        DISTRIBUTION SERVICES       TRANSFER AGENT SERVICES        ADMINISTRATIVE SERVICES

Class A            $1,178                      $78                            Not applicable

Class B            75                           2                             Not applicable

Class C            194                         Included                       $31
                                               in
                                               administrative
                                               services

Class F            15                                                         12

Class R-5          Not Applicable                                             1


DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1994, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the fund were as follows (dollars and shares in thousands):

Year ended July 31, 2002
Share class



                                                           Sales (1)
                                                              Amount      Shares
Class A                                                $     346,979      22,997
Class B                                                       16,052       1,064
Class C                                                       48,209       3,196
Class F                                                       20,116       1,334
Class R-5(2)                                                  26,918       1,763
Total net increase (decrease) in fund                  $     458,274      30,354

                                                       Reinvestments
                                                        of dividends
                                                                 and
                                                       distributions
                                                              Amount      Shares
Class A                                                $      10,439         692
Class B                                                          162          11
Class C                                                          382          25
Class F                                                          174          12
Class R-5(2)                                                      22           1
Total net increase (decrease) in fund                  $      11,179         741


                                                     Repurchases (1)
                                                              Amount      Shares
Class A                                                $    (172,048)    (11,409)
Class B                                                       (2,107)       (139)
Class C                                                       (4,344)       (288)
Class F                                                       (8,649)       (575)
Class R-5(2)                                                     -           -
Total net increase (decrease) in fund                  $    (187,148)    (12,411)

                                                        Net increase
                                                              Amount      Shares
Class A                                                $     185,370      12,280
Class B                                                       14,107         936
Class C                                                       44,247       2,933
Class F                                                       11,641         771
Class R-5(2)                                                  26,940       1,764
Total net increase (decrease) in fund                  $     282,305      18,684


Year ended July 31, 2001
Share class



                                                           Sales (1)
                                                              Amount      Shares
Class A                                                $     132,019       8,953
Class B                                                        3,709         251
Class C(3)                                                     3,959         265
Class F(3)                                                     1,536         103
Total net increase (decrease) in fund                  $     141,223       9,572


                                                       Reinvestments
                                                        of dividends
                                                                 and
                                                       distributions
                                                              Amount      Shares
Class A                                                $       8,078         547
Class B                                                           40           3
Class C(3)                                                        12           1
Class F(3)                                                         4         -*
Total net increase (decrease) in fund                  $       8,134         551

                                                     Repurchases (1)
                                                              Amount      Shares
Class A                                                $    (104,121)     (7,078)
Class B                                                       (1,921)       (130)
Class C(3)                                                       -*          -*
Class F(3)                                                       (13)         (1)
Total net increase (decrease) in fund                  $    (106,055)     (7,209)

                                                        Net increase
                                                              Amount      Shares
Class A                                                $      35,976       2,422
Class B                                                        1,828         124
Class C(3)                                                     3,971         266
Class F(3)                                                     1,527         102
Total net increase (decrease) in fund                  $      43,302       2,914


*Amount less than one thousand.
(1) Includes exchanges between share
classes of the fund.
(2) Class R-5 shares were offered
beginning July 15, 2002.
(3) Class C and Class F shares were
offered beginning March 15, 2001.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of July 31, 2002, the total value of restricted securities was $2,660,000, which represents 0.44% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $294,315,000 and $35,044,000, respectively, during the year ended July 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2002, the custodian fee of $9,000 includes $3,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)





                                                                                Net asset
                                                                                    value,
                                                                                 beginning
                                                                                 of period
Class A:
 Year ended 7/31/2002                                                               $15.08
 Year ended 7/31/2001                                                                 14.43
 Year ended 7/31/2000                                                                 14.62
 Year ended 7/31/1999                                                                 14.85
 Year ended 7/31/1998                                                                 14.79
Class B:
 Year ended 7/31/2002                                                                 15.08
 Year ended 7/31/2001                                                                 14.43
 Period from 3/15/2000 to 7/31/2000                                                   14.27
Class C:
 Year ended 7/31/2002                                                                 15.08
 Period from 3/15/2001 to 7/31/2001                                                   14.92
Class F:
 Year ended 7/31/2002                                                                 15.08
 Period from 3/15/2001 to 7/31/2001                                                   14.92
Class R-5:
 Period from 7/15/2002 to 7/31/2002                                                   15.27

                                                                                    Income
                                                                                      from
                                                                                investment
                                                                            operations (2)
                                                                                                          Net
                                                                                                 gains(losses)
                                                                                      Net        on securities   Total from
                                                                                investment      (both realized    investment
                                                                                    income     and unrealized)    operations
Class A:
 Year ended 7/31/2002                                                                 $.58                $.20          $.78
 Year ended 7/31/2001                                                                  .62                 .65          1.27
 Year ended 7/31/2000                                                                  .73                (.30)          .43
 Year ended 7/31/1999                                                                  .61                (.23)          .38
 Year ended 7/31/1998                                                                  .66                 .06           .72
Class B:
 Year ended 7/31/2002                                                                  .47                 .20           .67
 Year ended 7/31/2001                                                                  .48                 .69          1.17
 Period from 3/15/2000 to 7/31/2000                                                    .24                 .13           .37
Class C:
 Year ended 7/31/2002                                                                  .45                 .20           .65
 Period from 3/15/2001 to 7/31/2001                                                    .15                 .17           .32
Class F:
 Year ended 7/31/2002                                                                  .55                 .20           .75
 Period from 3/15/2001 to 7/31/2001                                                    .16                 .19           .35
Class R-5:
 Period from 7/15/2002 to 7/31/2002                                                    .02                 .01           .03


                                                                                     Total
                                                                                 Dividends
                                                                                 (from net          Net asset
                                                                                investment          value, end        Total
                                                                                   income)           of period    return (3)
Class A:
 Year ended 7/31/2002                                                                $(.58)             $15.28          5.32%
 Year ended 7/31/2001                                                                 (.62)              15.08          8.99
 Year ended 7/31/2000                                                                 (.62)              14.43          3.09
 Year ended 7/31/1999                                                                 (.61)              14.62          2.59
 Year ended 7/31/1998                                                                 (.66)              14.85          4.94
Class B:
 Year ended 7/31/2002                                                                 (.47)              15.28          4.52
 Year ended 7/31/2001                                                                 (.52)              15.08          8.24
 Period from 3/15/2000 to 7/31/2000                                                   (.21)              14.43          2.59
Class C:
 Year ended 7/31/2002                                                                 (.45)              15.28          4.38
 Period from 3/15/2001 to 7/31/2001                                                   (.16)              15.08          2.14
Class F:
 Year ended 7/31/2002                                                                 (.55)              15.28          5.11
 Period from 3/15/2001 to 7/31/2001                                                   (.19)              15.08          2.34
Class R-5:
 Period from 7/15/2002 to 7/31/2002                                                   (.02)              15.28           .23


                                                                                                     Ratio of      Ratio of
                                                                               Net assets,            expenses    net income
                                                                             end of period          to average    to average
                                                                             (in millions)          net assets    net assets
Class A:
 Year ended 7/31/2002                                                                 $497                 .70%         3.86%
 Year ended 7/31/2001                                                                   306            .75 (4)          4.18
 Year ended 7/31/2000                                                                   258            .75 (4)          5.08
 Year ended 7/31/1999                                                                   283            .75 (4)          4.12
 Year ended 7/31/1998                                                                   227            .75 (4)          4.40
Class B:
 Year ended 7/31/2002                                                                    17               1.40          3.06
 Year ended 7/31/2001                                                                     2           1.59 (4)          3.24
 Period from 3/15/2000 to 7/31/2000                                                       1            .61 (4)          1.84
Class C:
 Year ended 7/31/2002                                                                    49               1.52          2.92
 Period from 3/15/2001 to 7/31/2001                                                       4                .75          1.05
Class F:
 Year ended 7/31/2002                                                                    13                .82          3.69
 Period from 3/15/2001 to 7/31/2001                                                       2                .60          1.18
Class R-5:
 Period from 7/15/2002 to 7/31/2002                                                      27                .02           .16

Supplemental data - all classes
Year ended July 31
                                                                                      2002                2001          2000

Portfolio turnover rate                                                                  9%                 21%           34%

                                                                                      1999                1998

                                                                                        17%                 34%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year;
all other periods are
    based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Had CRMC not waived management services fees, the fund's expense ratio would have been
0.80%, 0.81%, 0.77%, and 0.83% for the fiscal years
 ended 2001, 2000, 1999, and 1998, respectively,
for Class A and 1.60% and 0.71% for the fiscal years ended 2001 and 2000, respectively, for Class B.

Report of Independent Accountants

To the Board of Trustees and Shareholders of Limited Term Tax-Exempt Bond Fund of America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America (the "Fund") at July 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Los Angeles, California

August 30, 2002



OTHER SHARE CLASS RESULTS (UNAUDITED)

CLASS B, CLASS C, CLASS F AND CLASS R-5

Returns for periods ended June 30, 2002                             Life

(the most recent calendar quarter):                    1 year       of class

CLASS B SHARES

Reflecting applicable contingent deferred sales charge   -0.36%       +4.63%/1/
(CDSC), maximum of 5%, payable only if shares are sold
within six years of purchase

Not reflecting CDSC                                      +4.64%       +6.26%/1/

CLASS C SHARES

Reflecting CDSC, maximum of 1%, payable only if shares are   +3.51%       +4.30%/2/
sold within one year of purchase

Not reflecting CDSC                                       +4.51%       +4.30%/2/

CLASS F SHARES

Not reflecting annual asset-based fee charged by          +5.22%       +4.97%/2/
sponsoring firm


CLASS R-5 SHARES
Results for Class R-5 shares are not shown because of the brief time between their introduction on July 15, 2002, and the end of the period.


/1/Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.



Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

 Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualify as exempt-interest dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                                      PART C
                                                 OTHER INFORMATION

                                   LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

Item 23.          Exhibits

(a) Declaration of Trust and Certificate of Amendment of Declaration of Trust - previously filed (see P/E Amendment No. 6 filed 9/29/97; Establishment and Designation of Additional Classes of Shares of Beneficial Interest - previously filed (see P/E Amendment No. 10 filed 3/15/00; No. 12 filed 3/13/01; and No. 14 filed 7/15/02)

(b) By-laws as amended 3/21/00 - previously filed (see P/E Amendment No. 14 filed 7/15/02)

(c) Share certificate - previously filed (see P/E Amendment No. 6 filed 9/29/97; No. 10 filed 3/15/00; No. 12 filed 3/13/01)

(d) Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 6 filed 9/29/97; No. 10 filed 3/15/00)

(e) Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 6 filed 9/29/97; No. 10 filed 3/15/00; and No. 14 filed 7/15/02) and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 14 filed 7/15/02)

(f)  Bonus or Profit Sharing Contracts - none

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 13 filed 10/26/01)

(h) Other material contracts: Amended and Restated Administrative Services Agreement - previously filed (see P/E Amendment No. 14 filed 7/15/02)

(i) Legal opinions - previously filed (see P/E Amendment No. 6 filed 9/29/97; No. 10 filed 3/15/00; No. 12 filed 3/13/01; and No. 14 filed 7/15/02)

(j)  Consent of Independent Auditors

(k)  None

(l) Initial capital agreements - previously filed (see P/E Amendment No. 6 filed 9/29/97)

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 6 filed 9/29/97; No. 10 filed 3/15/00; No. 12 filed 3/13/01)

(n) Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 10 filed 3/15/00; No. 12 filed 3/13/01; and No. 14 filed 7/15/02)

(o)  None

(p)  Code of Ethics - previously filed (see P/E Amendment No. 14 filed 7/15/02)


                        Limited Term Tax-Exempt Bond Fund of America C-1

Item 24           Persons Controlled by or Under Common Control with Registrant

                  None


Item 25.          Indemnification

                  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Article VI of the Trust's By-Laws states:

                           (a) The Trust shall indemnify any Trustee or officer
                  of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

                           (b) The Trust shall indemnify any Trustee or officer
                  of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances

                            Limited Term Tax-Exempt Bond Fund of America C-2
                  of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

                           (c) To the extent that a Trustee or officer of the
                  Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or
                  (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

                           (d) Any indemnification under subparagraph (a) or (b)
                  (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

                           (e) Expenses incurred in defending a civil or
                  criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

                           (f) Agents and employees of the Trust who are not
                  Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

                           (g) Any indemnification pursuant to this Article
                  shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

                           (h) Nothing in the Declaration of Trust or in these
                  By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                           (i) The Trust shall have power to purchase and
                  maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.


                           Limited Term Tax-Exempt Bond Fund of America C-3

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).


Item 26.          Business and Other Connections of Investment Adviser

                  None


Item 27.          Principal Underwriters

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High- Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., EuroPacific Growth Fund, The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376



                                Limited Term Tax-Exempt Bond Fund of America C-4




(b)                 (1)                                       (2)                                      (3)
       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Robert B. Aprison                        Vice President                                        None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Regional Vice President                               None
       9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Vice President                                        None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613



                                Limited Term Tax-Exempt Bond Fund of America C-5




(b)                 (1)                                       (2)                                      (3)
       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Cody Callaway                            Regional Vice President                               None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Vice President                                        None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

       Denise M. Cassin                         Vice President                                        None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer



                                Limited Term Tax-Exempt Bond Fund of America C-6




(b)                 (1)                                       (2)                                      (3)
H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Boulevard
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Regional Vice President                               None
       1281 Fiore
       Lake Forest, IL 60045

       William F. Daugherty                     Regional Vice President                               None
       1216 Highlander Way
       Mechanicsburg, PA 17050

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Regional Vice President                               None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President                                 None

L      Dianne M. Dexter                         Assistant Vice President                              None


                                Limited Term Tax-Exempt Bond Fund of America C-7




(b)                 (1)                                       (2)                                      (3)
       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                        Vice President

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Regional Vice President                               None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None



                                Limited Term Tax-Exempt Bond Fund of America C-8




(b)                 (1)                                       (2)                                      (3)
       Daniel B. Frick                          Regional Vice President                               None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                       Vice President                                        None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                      Chairman and Trustee

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       14 Dyer Switch Road
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None


                                Limited Term Tax-Exempt Bond Fund of America C-9




(b)                 (1)                                       (2)                                      (3)

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Regional Vice President                               None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Benjamin M. Kemper                       Vice President                                        None

L      Maria K. Khader                          Assistant Vice President                              None

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Assistant Vice President                              None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None



                                Limited Term Tax-Exempt Bond Fund of America C-10




(b)                 (1)                                       (2)                                      (3)
       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Director, Senior Vice President                       None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre                        Senior Vice President                                 None

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan McMaster                             Assistant Vice President                              None



                                Limited Term Tax-Exempt Bond Fund of America C-11




(b)                 (1)                                       (2)                                      (3)
       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                           Vice President                                        None
       304 River Oaks Road
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                            Vice President                                        None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Gary A. Peace                            Regional Vice President                               None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4430 East Indian School Road
       Suite 120
       Phoenix, AZ 85018

       David K. Petzke                          Regional Vice President                               None
       4016 Saint Lucia Street
       Boulder, CO 80301



                                Limited Term Tax-Exempt Bond Fund of America C-12




(b)                 (1)                                       (2)                                      (3)
       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim                      Assistant Vice President                              None

       Carl S. Platou                           Vice President                                        None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       418 S. Royal Street
       Alexandria, VA 22314

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

H      Steve L. Rubin                           Vice President                                        None



                                Limited Term Tax-Exempt Bond Fund of America C-13




(b)                 (1)                                       (2)                                      (3)
       Dean B. Rydquist                         Senior Vice President                                 None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Vice President                                        None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Regional Vice President                               None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castlehill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None



                                Limited Term Tax-Exempt Bond Fund of America C-14




(b)                 (1)                                       (2)                                      (3)
       Jerry L. Slater                          Regional Vice President                               None
       4152 42nd Avenue, NE
       Seattle, WA 98105

       Rodney G. Smith                          Senior Vice President                                 None
       5520 Frankford Court
       Dallas, TX 75252

       Anthony L. Soave                         Regional Vice President                               None



       5397 W. Rosebud Court, S.E.
       Kentwood, MI 49512

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Regional Vice President                               None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034



                                Limited Term Tax-Exempt Bond Fund of America C-15




(b)                 (1)                                       (2)                                      (3)
       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Vice President                                        None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                           Regional Vice President                               None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None



                                Limited Term Tax-Exempt Bond Fund of America C-16




(b)                 (1)                                       (2)                                      (3)
       Thomas E. Warren                         Vice President                                        None
       7347 Turnstone Road
       Sarasota, FL  34242

L      Debbie L. Wasilak                        Assistant Vice President                              None

L      J. Kelly Webb                            Senior Vice President,                                None
                                                Treasurer and Controller

       Gregory J. Weimer                        Vice President                                        None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Regional Vice President                               None



       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

SF     N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Timothy J. Wilson                        Vice President                                        None
       113 Farmview Place
       Venetia, PA  15367

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347



                                Limited Term Tax-Exempt Bond Fund of America C-17




(b)                 (1)                                       (2)                                      (3)
       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Piper Lane
       Tustin Ranch, CA 92782


----------
L Business Address, 333 South Hope Street, Los Angeles, CA 90071 LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025 B Business Address, 135 South State College Boulevard, Brea, CA 92821 S Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251 SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016 H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513 I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None


Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.


Item 28.          Location of Accounts and Records (continued)

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.          Management Services

                  None

Item 30.          Undertakings

                  n/a

                            Limited Term Tax-Exempt Bond Fund of America C-18

                                               SIGNATURE OF REGISTRANT

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 25th day of October, 2002.

                      LIMITED TERM TAX-EXEMPT BOND FUND
                      OF AMERICA

                      By /s/ Paul G. Haaga, Jr.
                        ------------------------------
                         (Paul G. Haaga, Jr., Chairman of the Board)

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 25, 2002, by the following persons in the capacities indicated.


         Signature                                                              Title

(1)      Principal Executive Officer:

          /s/ Abner D. Goldstine                                                President and Trustee
         ----------------------------------------------------
            (Abner D. Goldstine)

(2)      Principal Financial Officer and Principal Accounting Officer:

            /s/ Anthony W. Hynes, Jr.                                           Treasurer
         --------------------------------------------------
            (Anthony W. Hynes, Jr.)

(3)      Trustees:

         Richard G. Capen, Jr.*                                                 Trustee
         H. Frederick Christie*                                                 Trustee
         Don R. Conlan*                                                         Trustee
         Diane C. Creel*                                                        Trustee
         Martin Fenton*                                                         Trustee
         Leonard R. Fuller*                                                     Trustee

          /s/ Abner D. Goldstine                                                President and Trustee
            (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                                                Chairman and Trustee
            (Paul G. Haaga, Jr.

         Richard G. Newman*                                                     Trustee
         Frank M. Sanchez*                                                      Trustee


*By       /s/ Julie F. Williams
         -----------------------------------------------------
         Julie F. Williams, Attorney-in-Fact

         Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

                               /s/ Kristine M. Nishiyama
                               ---------------------------
                               Kristine M. Nishiyama

                         Limited Term Tax-Exempt Bond Fund of America C-19

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